    As Filed with the Securities and Exchange Commission on January 12, 2001

                           1933 Act File No. 333-7008
                           1940 Act File No. 811-8227
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       POST-EFFECTIVE AMENDMENT NO. 11 [X]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO. 17 [X]

                           FLAG INVESTORS FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)


                                One South Street
                               Baltimore, MD 21202

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 553-8080

                             Daniel O. Hirsch, Esq.
                      One South Street, Baltimore, MD 21202

                     (Name and address of agent for service)


                         Copy to: Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b)
_____ on ______________ pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(i)
_____ on________________ pursuant to paragraph (a)(i)
_X__ 75 days after filing pursuant to paragraph (a)(ii)
_____ on________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Flag Logo]




                                                                    Mutual Fund
                                                                     Prospectus
                                                                March ___, 2001




GLOBAL FINANCIAL SERVICES FUND

GLOBAL BIOTECHNOLOGY FUND

GLOBAL TECHNOLOGY FUND

(CLASS A, CLASS B AND CLASS C SHARES)



Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any state.

TABLE OF CONTENTS

GLOBAL FINANCIAL SERVICES FUND...............................................
GLOBAL BIOTECHNOLOGY FUND....................................................
GLOBAL TECHNOLOGY FUND.......................................................
INFORMATION CONCERNING ALL OF THE FUNDS......................................
Management of the Funds......................................................
Organizational Structure.....................................................
Administrator ...............................................................
Calculating a Fund's Share Price.............................................
Buying and Selling Fund Shares...............................................
Sales Charges................................................................
How to Choose the Class That is Right For You ...............................
Dividends and Distributions..................................................
Tax Considerations...........................................................

OVERVIEW OF GLOBAL FINANCIAL SERVICES FUND
Goal.........................................................................
Core Strategy................................................................
Investment Policies and Strategies...........................................
Principal Risks of Investing in the Fund.....................................
Who Should Consider Investing in the Fund....................................
Fund Performance.............................................................
Fund Fees and Expenses.......................................................


A DETAILED LOOK AT GLOBAL FINANCIAL SERVICES FUND
Objective....................................................................
Strategy.....................................................................
Principal Investments........................................................
Investment Process...........................................................
Risks........................................................................
Portfolio Managers...........................................................
Additional Performance Information...........................................

OVERVIEW
--------------------------------------------------------------------------------
OF GLOBAL FINANCIAL SERVICES FUND


GOAL: The Fund invests to maximize total return.

CORE STRATEGY: The Fund invests primarily in the equity securities of companies located in the US or abroad and operating in the financial services sector.

INVESTMENT POLICIES AND STRATEGIES

     The Fund seeks to achieve its goal by investing primarily in equity securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. Investments abroad will be primarily in developed countries, but may also include emerging market countries. The Fund may also invest in equity securities of software and technology companies that focus on developing and producing products for the financial services industry, including Internet-based financial services companies.

     The Fund's investment process combines bottom-up research and analysis of companies with top-down research of global and regional trends. The Fund will identify attractive companies for investment by considering a variety of factors, including whether such companies possess, in the opinion of the Advisors, one or more of the following characteristics: a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation, or attention to specialty markets. In making investment decisions, the Fund will also assess trends such as deregulation, consolidation, regional economic and financial conditions, and the relative appeal of different sub-sectors within the financial services industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

- The value of an investment in the Fund will vary from day to day based on changes in the prices of the securities that the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets, and the companies held by the Fund.

- Regulatory or technological change in the financial services industry may affect the Fund because it concentrates its investments in financial services companies. The Fund's value may fluctuate more than diversified investment portfolios.

- Investing in foreign companies may entail different risks than investing in US companies. The prices of foreign securities may be affected by adverse political, economic or social developments unique to a country or region. Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies. Foreign securities may trade infrequently and be subject to greater price fluctuations than US securities.

- Since some of the Fund's investments may be denominated in foreign currencies, any change in the value of those currencies in relation to the US dollar will result in a corresponding change in the value of the Fund's investments and may cause those investments to lose money. The Fund may seek to hedge some or all of these risks.

- Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, the Fund is subject to greater currency risk and is more susceptible to adverse impact from negative economic events or actions of foreign governments in such countries or regions.

- The Fund may invest in securities of small- to mid-market capitalization companies that, compared to larger companies, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited products or services and limited access to capital, which could cause the prices of these securities to vary significantly.

- The Fund may invest in emerging market countries. Securities issued or traded in emerging markets generally entail greater risk than securities issued or traded in developed markets.

- The Fund is non-diversified. Compared to a diversified fund, the Fund is allowed to invest a higher percentage of its assets in just a few issuers. This increases the Fund's risks by magnifying the impact (positively or negatively) that any one issuer has on the Fund's performance. The Fund generally attempts to maintain exposure to 60-80 issuers.

WHO SHOULD CONSIDER INVESTING IN THE FUND

     You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of financial services companies located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

     This prospectus describes Flag Investors Class A Shares ("Class A Shares"), Class B Shares ("Class B Shares") and Class C Shares ("Class C Shares"). Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled "Sales Charges"). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares from the Fund directly through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

     The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the financial services industry in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE

     The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. See the section entitled "Additional Performance Information" for more information.

FUND FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Financial Services Fund.


                                                        CLASS A            CLASS B            CLASS C
                                                         SHARES            SHARES             SHARES
                                                        INITIAL            DEFERRED           DEFERRED
                                                      SALES CHARGE       SALES CHARGE       SALES CHARGE
                                                      ALTERNATIVE        ALTERNATIVE        ALTERNATIVE
                                                      -----------        -----------        -----------
SHAREHOLDER FEES:
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)................    5.50%*             None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower)...........    1.00%*            5.00%**            1.00%***
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends..........................................     None              None               None
Redemption Fee.......................................     None              None               None
Exchange Fee.........................................     None              None               None
ANNUAL FUND OPERATING EXPENSES:
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees......................................       %                 %                  %
                                                            -                 -                  -

Distribution and/or Service (12b-1) Fees.............       %                 %                  %
Other Expenses (including a 0.25% shareholder
  servicing fee for Class B and Class C Shares)(1)...       %                 %                  %
                                                            -                 -                  -
Total Annual Fund Operating Expenses.................       %                 %                  %
Less:  Fee Waivers and/or Expense Reimbursements(2)..       %                 %                  %
                                                            -                 -                  -
Net Annual Fund Operating Expenses...................       %                 %                  %
                                                            -                 -                  -

* You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a contingent deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled "Sales Charges - Redemption Price.")

**   You will pay a contingent deferred sales charge if you redeem your shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero after six years. Seven years after your purchase, your Class B Shares will automatically convert to Class A Shares. (See the section entitled "Sales Charges - Redemption Price.")

*** You will pay a contingent deferred sales charge if you redeem your shares within one year after your purchase. (See the section entitled "Sales Charges - Redemption Price.")

(1) Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.

(2)The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

EXPENSE EXAMPLE:

     You may use this hypothetical example to compare the cost of investing in each class of the Fund with other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR                    3 YEARS
Class A Shares                     $                         $
Class B Shares                     $                         $
Class C Shares                     $                         $

You would pay the following expenses if you did not redeem your shares:

Class A Shares                     $                         $
Class B Shares                     $                         $
Class C Shares                     $                         $

     Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled "Sales Charges.") If you hold your shares for a long time, the combination of any initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

A DETAILED LOOK
--------------------------------------------------------------------------------
AT GLOBAL FINANCIAL SERVICES FUND

OBJECTIVE

     The Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

STRATEGY

     The Fund seeks to maximize total return by investing primarily in equity securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund invests primarily in developed countries, but may also invest in emerging market countries.(1) The Fund may also invest in equity securities of software and technology companies that focus on developing and producing products for the financial services industry.

     The Fund's investment process combines bottom-up research and analysis of companies with top-down research and analysis of global and regional trends. The Fund's bottom-up research and analysis of companies seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies possess, in the opinion of the Advisors, one or more of the following characteristics: a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation, or attention to specialty markets. The Fund will also assess factors such as company management, market position and the diversification of the company's earnings. No one characteristic or factor is determinative, and the analysis may differ by company and region.

     The Fund's top-down research focuses on global and regional trends such as deregulation, local and cross-border consolidation, and regional economic and financial conditions. The Fund will assess these trends as they impact the financial services industry globally, regionally and locally, as well as across the different sub-sectors of the financial services industry.

PRINCIPAL INVESTMENTS

     Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. These investments may be made in companies of all market capitalizations. These companies may include banking, insurance, asset management, brokerage and financial services companies, including Internet-based financial services companies, as well as software and technology companies that focus on developing and producing products for the financial services industry.

     (1) An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization.

     Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund may also participate in the Initial Public Offering ("IPO") market.

INVESTMENT PROCESS

     The Fund may invest in companies of all market capitalizations, but will tend to invest in large-capitalization companies. The Fund generally expects that its average portfolio holdings will include securities of 60-80 companies, but the Fund is not limited in the number of its holdings. The Fund tends to have a heavier weighting of its assets in the US, Japan, Germany, France, Spain, United Kingdom, Italy, Netherlands, and Switzerland. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

     The Fund will consider selling a security in a company when the company is experiencing deteriorating or substantial changes in its business fundamentals, including its management, strategy, or ability to meet stated goals or objectives, the Fund's target price for the security is met, the Fund's top-down analysis indicates unfavorable trends may adversely impact the security, the portfolio needs to be rebalanced or in other circumstances when the Fund deems a sale appropriate.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as "DERIVATIVES" to protect its assets or increase its exposure to an asset class. The Fund primarily uses FUTURES, OPTIONS, OPTIONS ON FUTURES AND OPTIONS ON STOCKS, INDEX FUTURES and FORWARD CURRENCY CONTRACTS. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

Generally, a DERIVATIVE is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

FUTURES and OPTIONS ON FUTURES CONTRACTS are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

FORWARD CURRENCY TRANSACTIONS are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time.

Forward currency transactions are used as hedges and, where possible, to add investment returns.

TEMPORARY DEFENSIVE POSITION. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash, cash items, and shorter-term, higher-quality debt securities, money market instruments, and similar obligations, such as repurchase agreements and reverse repurchase agreements. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.


RISKS

BELOW WE HAVE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE CANNOT GUARANTEE THAT WE WILL SUCCEED.

PRIMARY RISKS

GENERAL STOCK RISK. An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies as well as to general economic conditions that affect particular industry sectors as a whole. No one can predict with certainty how the markets or stock prices will behave in the future.

MARKET SECTOR RISK. Because the Fund focuses its investments in financial services companies, it is more susceptible than more diversified funds to market and other conditions affecting financial services companies. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly and move in unison with one another. Accordingly, the Fund's share price may be more volatile than a fund with a more broadly diversified portfolio.

FOREIGN INVESTING RISK. Investing in foreign companies may have different risks than investing in US companies. An investment in a foreign company may be affected by developments, including political developments, that are unique to that market. These developments may not affect the US economy or the prices of US securities in the same manner. Therefore, the prices of foreign common stocks may, at times, move in a different direction than the prices of US common stocks. Financial reporting standards for companies based in foreign markets may differ from those in the United States.

     - MARKET AND REGULATORY RISK. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Stocks that trade less frequently can be more difficult or more costly to buy or sell than more liquid or active stocks. Generally, foreign exchanges are smaller and less liquid than the US market. Additionally, some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

     - POLITICAL RISK. Profound social changes and business practices that depart from developed stock market norms have hindered the growth of the national stock market in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. In many countries, particularly in Eastern Europe and Asia, stock exchanges have operated largely without regulation and in the absence of laws or precedents protecting the rights of private ownership and foreign investors. All these threats remain a part of emerging market investing today.

     - INFORMATION RISK. Emerging market accounting, auditing, and financial reporting and disclosure standards tend to be far less stringent than those of developed markets. And the risks of investors acting on incomplete, inaccurate or deliberately misleading information are correspondingly greater. Compounding the problem, local investment research often lacks the sophistication to spot potential pitfalls.

     - CURRENCY RISK. The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the value of the US dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in its home country.

     - REGIONAL RISK. The Fund may invest a significant portion of its assets in specific regions or countries. The Fund is therefore exposed to the risks associated with that region or country and could be subject to greater risk due to unanticipated and negative economic events, actions by foreign governments, currency movements and/or market action in such countries or regions.

SMALL- AND MID-SIZED COMPANY RISK. The Fund may invest in the shares of large, well-established companies as well as small- and mid-sized companies. Investing in small- and mid-sized companies poses unique risks. The stocks of small- and mid-sized companies tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information can pose added risk. Industry-wide reversals may have a greater impact on small- and mid-sized companies, since they lack a large company's financial resources to deal with setbacks. Managers of small- and mid-sized companies may have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, stocks of small- and mid-sized companies are typically less liquid than stocks of large companies.

SECONDARY RISKS

EMERGING MARKETS RISK. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and more vulnerable to capital flight.

DERIVATIVES RISK. Although not one of its principal investment strategies, the Fund may invest in FORWARDS, FUTURES, OPTIONS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON STOCKS and INDEX FUTURES which are types of derivatives. Risks associated with derivatives include:

- the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;
- derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.


IPO RISK. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as it has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

EURO RISK. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

- changes in the relative strength and value of the US dollar or other major currencies:
- adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
-    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

PORTFOLIO MANAGERS

     DWS is the Sub-Advisor to the Fund. The following portfolio managers at DWS share primary responsibility for the day-to-day management of the Fund:

- KLAUS KALDEMORGEN, head of international equities at DWS since ________, oversees the management of five Flag Investors funds. He has over 16 years of experience as an investment manager.

- KLAUS MARTINI, head of European equities at DWS since _________, oversees the management of five Flag Investors funds. He has over 16 years of experience as an investment manager.

- THOMAS KORFGEN has a degree in Economics from the University of Frankfurt and is a Chartered European Financial Analyst (CEFA). He joined DWS in 1995 and has been managing financial equities since 1998. Prior to that, he worked at Dresdner Bank.

ADDITIONAL PERFORMANCE INFORMATION

     The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Finanzwerte, a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

     The performance data below lists the prior performance of DWS Finanzwerte, not the prior performance of the Fund. DWS Finanzwerte has substantially the same investment objective and policies as the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

TOTAL RETURN

------------------------------------------------------------

    YEAR         DWS Finanzwerte           MSCI WORLD
                  (USD) Returns           FINANCE INDEX
                  (NET OF FEES)          (USD) RETURNS(1)
------------------------------------------------------------
    1999                                        %
------------------------------------------------------------
    2000
------------------------------------------------------------

ANNUALIZED RATES OF RETURN (2):

------------------------------------------------------------------------------------
                                         YTD     1 YEAR     3 YEAR   11/30/1998
                                                            (ANN.)   TO 12/31/00
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
DWS FINANZWERTE (USD) RETURNS             %        %          --          %
MSCI WORLD FINANCE INDEX (USD)            %        %          --          %
RETURNS
------------------------------------------------------------------------------------

(1)
(2) The figures shown are for the periods ended December 31, 2000.

     The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

     The performance information shown for DWS Finanzwerte is NET of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A Shares of the Global Financial Services Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

     To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

OVERVIEW OF GLOBAL BIOTECHNOLOGY FUND
Goal.........................................................................
Core Strategy................................................................
Investment Policies and Strategies...........................................
Principal Risks of Investing in the Fund.....................................
Who Should Consider Investing in the Fund....................................
Fund Performance.............................................................
Fund Fees and Expenses.......................................................

A DETAILED LOOK AT GLOBAL BIOTECHNOLOGY FUND
Objective....................................................................
Strategy.....................................................................
Principal Investments........................................................
Investment Process...........................................................
Risks........................................................................
Portfolio Managers...........................................................
Additional Performance Information...........................................

OVERVIEW
--------------------------------------------------------------------------------
OF GLOBAL BIOTECHNOLOGY FUND

GOAL: The Fund invests to maximize total return.

CORE STRATEGY: The Fund invests primarily in equity securities of companies located in the US or abroad and operating in the biotechnology industry.

INVESTMENT POLICIES AND STRATEGIES

     The Fund seeks to achieve its goal by investing primarily in equity securities of companies that the Fund expects will benefit from their involvement in the biotechnology industry. These companies may be located in the US or abroad and may have operations in more than 1 country. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural- and industrial-oriented companies. These companies may be any market capitalization. Investments abroad will be primarily in developed countries.

     The Fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the biotechnology sector. The Fund seeks to identify and invest early in promising opportunities within the sector and generally pursues a "buy and hold" investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

- The value of an investment in the Fund will vary from day to day based on changes in the prices of the securities that the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets, and the companies held by the Fund.

- Regulatory or technological change in the biotechnology industry may affect the Fund because it concentrates its investments in biotechnology companies. The Fund's value may fluctuate more than diversified investment portfolios.

- Investing in foreign companies may entail different risks than investing in US companies. The prices of foreign securities may be affected by adverse political, economic or social developments unique to a country or region. Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies. Foreign securities may trade infrequently and be subject to greater price fluctuations than US securities.

- Since some of the Fund's investments may be denominated in foreign currencies, any change in the value of those currencies in relation to the US dollar will result in a corresponding change in the value of the Fund's investments and may cause those investments to lose money. The Fund may seek to hedge some or all of these risks.

- Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, the Fund is subject to greater currency risk and is more susceptible to adverse impact from negative economic events or actions of foreign governments in such countries or regions.

- The Fund may invest in securities of small- to mid-market capitalization companies that, as compared to larger companies, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited products or services and limited access to capital, which could cause the prices of these securities to vary significantly.

- The Fund is non-diversified. Compared to a diversified fund, the Fund is allowed to invest a higher percentage of its assets in just a few issuers. This increases the Fund's risks by magnifying the impact (positively or negatively) that any one issuer has on the Fund's performance.

WHO SHOULD CONSIDER INVESTING IN THE FUND

     You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the biotechnology industry located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

     This prospectus describes Flag Investors Class A Shares ("Class A Shares"), Class B Shares ("Class B Shares") and Class C Shares ("Class C Shares"). Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled "Sales Charges"). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares from the Fund directly through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

     The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the global biotechnology sector. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE

     The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. See the section entitled "Additional Performance Information" for more information.


FUND FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Biotechnology Fund.


                                                              CLASS A            CLASS B            CLASS C
                                                               SHARES            SHARES             SHARES
                                                              INITIAL           DEFERRED           DEFERRED
                                                            SALES CHARGE      SALES CHARGE       SALES CHARGE
                                                            ALTERNATIVE        ALTERNATIVE        ALTERNATIVE
                                                            -----------        -----------        -----------

SHAREHOLDER FEES:
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).................        5.50%*             None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower)............        1.00%*           5.00%**            1.00%***
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends...........................................         None              None               None
Redemption Fee........................................         None              None               None
Exchange Fee..........................................         None              None               None
ANNUAL FUND OPERATING EXPENSES:
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees.......................................          %                 %                  %
                                                                -                 -                  -
Distribution and/or Service (12b-1) Fees..............          %                 %                  %
Other Expenses (including a 0.25% shareholder
  servicing fee for Class B and Class C Shares)(1)....          %                 %                  %
                                                                -                 -                  -
Total Annual Fund Operating Expenses..................          %                 %                  %
Less:  Fee Waivers and/or Expense Reimbursements(2)...          %                 %                  %
                                                                -                 -                  -
Net Annual Fund Operating Expenses....................          %                 %                  %
                                                                -                 -                  -

* You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a contingent deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled "Sales Charges - Redemption Price.")

**   You will pay a contingent deferred sales charge if you redeem your shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero after six years. Seven years after your purchase, your Class B Shares will automatically convert to Class A Shares. (See the section entitled "Sales Charges - Redemption Price.")

*** You will pay a contingent deferred sales charge if you redeem your shares within one year after your purchase. (See the section entitled "Sales Charges - Redemption Price.")

(1) Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.

(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

EXPENSE EXAMPLE:

     You may use this hypothetical example to help you compare the cost of investing in each class of the Fund with other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR                    3 YEARS
Class A Shares                     $                         $
Class B Shares                     $                         $
Class C Shares                     $                         $

You would pay the following expenses if you did not redeem your shares:

Class A Shares                     $                         $
Class B Shares                     $                         $
Class C Shares                     $                         $

     Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled "Sales Charges.") If you hold your shares for a long time, the combination of any initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

A DETAILED LOOK
--------------------------------------------------------------------------------
AT GLOBAL BIOTECHNOLOGY FUND

OBJECTIVE

     The Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

STRATEGY

     The Fund seeks to achieve its goal by investing primarily in equity securities of companies that the Fund expects will benefit from their involvement in the biotechnology industry. These companies may be located in the US or abroad and may have operations in more than 1 country. Investments abroad will be primarily in developed countries.

     Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

PRINCIPAL INVESTMENTS

     Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of biotechnology companies. These companies may be located in the US or abroad and may have operations in more than 1 country. These investments may be made in companies of all market capitalizations. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

     The Fund may also participate in the Initial Public Offering ("IPO") market.

INVESTMENT PROCESS

     The Fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the global biotechnology sector. The Fund's fundamental research seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies appear to be poised to develop and exploit new technologies or participate in growth markets, or have a clear strategy, a focus on profitability, or an established brand name. The Fund will also assess factors such as company management, market position, and quality of scientific research and clinical trials underlying the company's products or services. No one characteristic or factor is determinative, and the analysis may differ by company and region. The Fund's due diligence includes reviewing all publicly available scientific and clinical data underlying the company's products or services and interviewing physicians and scientific experts on such subjects.

     The Fund seeks to identify and invest early in promising opportunities within the biotechnology sector. For example, the Fund may invest in a company even before its product has been approved by the US Food and Drug Administration or is available for sale.

     Generally, the Fund pursues a "buy and hold" investment strategy. However, the Fund generally will consider selling all or part of a security holding when the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising, and a relatively more attractive stock emerges, when the issuer is experiencing deteriorating fundamentals or its fundamentals have changed substantially, the company has experienced a fundamental shift in its core business processes and objectives, to rebalance the portfolio or in other circumstances when the Advisors deem a sale appropriate.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as "DERIVATIVES" to protect its assets or increase its exposure to an asset class. The Fund primarily uses FUTURES, OPTIONS, OPTIONS ON FUTURES, OPTIONS ON STOCKS,
INDEX FUTURES and FORWARD CURRENCY CONTRACTS. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

Generally, a DERIVATIVE is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

FUTURES and OPTIONS ON FUTURES CONTRACTS are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

FORWARD CURRENCY TRANSACTIONS are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions are used as hedges and, where possible, to add investment returns.

TEMPORARY DEFENSIVE STRATEGY. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash or money market instruments, as the Advisors deem appropriate. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

BELOW WE HAVE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT BOTH TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE CANNOT GUARANTEE THAT WE WILL SUCCEED.

PRIMARY RISKS

GENERAL STOCK RISK. An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies as well as to general economic conditions that affect particular industry sectors as a whole. No one can predict with certainty how the markets or stock prices will behave in the future.

MARKET SECTOR RISK. Because the Fund focuses its investments in biotechnology companies, it is more susceptible than more diversified funds to market and other conditions affecting biotechnology companies. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence and regulatory requirements of various government agencies. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly and move in unison with one another. Accordingly, the Fund's share price may be more volatile than a fund with a more broadly diversified portfolio.

FOREIGN INVESTING RISK. Investing in foreign companies may have different risks than investing in US companies. An investment in a foreign company may be affected by developments, including political developments that are unique to that market. These developments may not affect the US economy or the prices of US securities in the same manner. Therefore, the prices of foreign common stocks may, at times, move in a different direction than the prices of US common stocks. Financial reporting standards for companies based in foreign markets may differ from those in the United States.

- MARKET AND REGULATORY RISK. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Stocks that trade less frequently can be more difficult or more costly to buy or sell than more liquid or active stocks. Generally, foreign exchanges are smaller and less liquid than the US market. Additionally, some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

- POLITICAL RISK. Profound social changes and business practices that depart from developed stock market norms have hindered the growth of the national stock market in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. In many countries, particularly in Easter Europe and Asia, stock exchanges have operated largely without regulation and in the absence of laws or precedents protecting the rights of private ownership and foreign investors. All these threats remain a part of emerging market investing today.

- INFORMATION RISK. Emerging market accounting, auditing, and financial reporting and disclosure standards tend to be far less stringent than those of developed markets. And the risks of investors acting on incomplete, inaccurate or deliberately misleading information are correspondingly greater. Compounding the problem, local investment research often lacks the sophistication to spot potential pitfalls.

- CURRENCY RISK. The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the value of the US dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in its home country.

- REGIONAL RISK. The Fund may invest a significant portion of its assets in specific regions or countries. The Fund is therefore exposed to the risks associated with that region or country and could be subject to greater risk due to unanticipated and negative economic events, actions by foreign governments, currency movements and/or market action in such countries or regions.

SMALL- AND MID-SIZED COMPANY RISK. The Fund invests in the shares of large, well-established companies and small- and mid-sized companies. Investing in small- and mid-sized companies poses unique risks. The stocks of small- and mid-sized companies tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small- and mid-sized companies, since they lack a large company's financial resources to deal with setbacks. Managers of small- and mid-sized companies may have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, stocks of small- and mid-sized companies are typically less liquid than stocks of large companies.

SECONDARY RISKS

DERIVATIVES RISK. Although not one of its principal investment strategies, the Fund may invest in FORWARDS, FUTURES, OPTIONS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON STOCKS and INDEX FUTURES which are types of derivatives. Risks associated with derivatives include:

- the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;
- derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

IPO RISK. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as it has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

EURO RISK. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

- changes in the relative strength and value of the US dollar or other major currencies:
- adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
-    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.


PORTFOLIO MANAGERS

DWS is the Sub-Advisor to the Fund. The following portfolio managers at DWS share primary responsibility for the day-to-day management of the Fund:

- MICHAEL SISTENICH has been the head of healthcare sector fund management at DWS since ______. Mr. Sistenich has a BSc in Biochemistry from Oxford University. He has research experience in cell-surface proteins. He has been a fund manager at DWS since April 1997.

- KLAUS KALDEMORGEN, head of international equities at DWS since __________, oversees the management of five Flag Investors funds. He has over 16 years of experience as an investment manager.

- CHI TRAN-BRANDLI has a B.A. in immunology from UC Berkeley and has over six years' research experience in various areas of molecular biology at Stanford University, UCSF and the Swiss Federal Institute of Technology. She has a Masters in Economics/Finance from the University of St. Gallen (Switzerland) (19__). Prior to joining DWS as a fund manager in May 2000, Ms. Tran-Brandli was a financial analyst at Parnassus Investment in San Francisco from ______ to
______.

ADDITIONAL PERFORMANCE INFORMATION

     The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Biotech-Atkien Typ O, a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

     The performance data below lists the prior performance of DWS Biotech-Atkien Typ O, not the prior performance of the Fund. DWS Biotech-Atkien Typ O has substantially the same investment objective and policies of the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

TOTAL RETURN

------------------------------------------------------

    YEAR      DWS Biotech-Atkien      MSCI BIOTECH
                  Typ O (USD)         SELECT INDEX
                    Returns            RETURNS(1)
                 (NET OF FEES)
------------------------------------------------------
    1999                                     %
------------------------------------------------------
    2000
------------------------------------------------------

ANNUALIZED RATES OF RETURN (2):

--------------------------------------------------------------------------------------
                                         YTD     1 YEAR     3 YEAR      8/31/1999 TO
                                                            (ANN.)        12/31/00
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
DWS BIOTECH-ATKIEN TYP O (USD)            %        %          --             %
RETURNS
MSCI BIOTECH SELECT INDEX (USD)
RETURNS                                   %        %          --             %
--------------------------------------------------------------------------------------

(1)

(2) The figures shown are for the periods ended December 31, 2000.

     The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

     The performance information shown for DWS Biotech-Atkien Typ O is NET of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A Shares of the Global Biotechnology Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

     To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

OVERVIEW OF GLOBAL TECHNOLOGY FUND
Goal.........................................................................
Core Strategy................................................................
Investment Policies and Strategies...........................................
Principal Risks of Investing in the Fund.....................................
Who Should Consider Investing in the Fund....................................
Fund Performance.............................................................
Fund Fees and Expenses.......................................................

A DETAILED LOOK AT GLOBAL TECHNOLOGY FUND
Objective....................................................................
Strategy.....................................................................
Principal Investments........................................................
Investment Process...........................................................
Risks........................................................................
Portfolio Managers...........................................................
Additional Performance Information...........................................

OVERVIEW
--------------------------------------------------------------------------------
OF GLOBAL TECHNOLOGY FUND


GOAL: The Fund invests to maximize total return.

CORE STRATEGY: The Fund invests primarily in equity securities of technology companies of any size located in the US or abroad. Investments abroad will be primarily in developed countries, but may also include emerging market countries.

INVESTMENT POLICIES AND STRATEGIES

     The Fund seeks to identify technology companies with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund will seek investment opportunities in industries such as computers, software, communications, healthcare technology, electronics, and other technology-related industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

- The value of an investment in the Fund will vary from day to day based on changes in the prices of the securities that the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets, and the companies held by the Fund.

- Regulatory or technological change in the technology industry may affect the Fund because it concentrates its investments in technology companies. The Fund's value may fluctuate more than diversified investment portfolios.

- Investing in foreign companies may entail different risks than investing in US companies. The prices of foreign securities may be affected by adverse political, economic or social developments unique to a country or region. Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies. Foreign securities may trade infrequently and be subject to greater price fluctuations than US securities.

- Since some of the Fund's investments may be denominated in foreign currencies, any change in the value of those currencies in relation to the US dollar will result in a corresponding change in the value of the Fund's investments and may cause those investments to lose money. The Fund may seek to hedge some or all of these risks.

- Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, the Fund is subject to greater currency risk and is more susceptible to adverse impact from negative economic events or actions of foreign governments in such countries or regions.

- The Fund may invest in emerging market countries. Securities issued or traded in emerging markets generally entail greater risk than securities issued or traded in developed markets.

- The Fund may invest in securities of small- to mid-market capitalization companies that, as compared to larger companies, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited products or services and limited access to capital, which could cause the prices of these securities to vary significantly.

- The Fund is non-diversified. Compared to a diversified fund, the Fund is allowed to invest a higher percentage of its assets in just a few issuers. This increases the Fund's risks by magnifying the impact (positively or negatively) that any one issuer has on the Fund's performance. The Fund generally attempts to maintain exposure to 60-100 issuers.

WHO SHOULD CONSIDER INVESTING IN THE FUND

     You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the technology industry located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

     This prospectus describes Flag Investors Class A Shares ("Class A Shares"), Class B Shares ("Class B Shares") and Class C Shares ("Class C Shares"). Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled "Sales Charges"). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares from the Fund directly through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

     The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the technology industry located in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE

     The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and is managed by the portfolio managers employed by the Fund's Sub-Advisor. See the section entitled "Additional Performance Information" for more information.


FUND FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Technology Fund.


                                                                CLASS A            CLASS B            CLASS C
                                                                 SHARES            SHARES             SHARES
                                                                INITIAL           DEFERRED           DEFERRED
                                                              SALES CHARGE      SALES CHARGE       SALES CHARGE
                                                              ALTERNATIVE        ALTERNATIVE        ALTERNATIVE
                                                              -----------        -----------        -----------
SHAREHOLDER FEES:
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).................          5.50%*               None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower)............          1.00%*             5.00%**            1.00%***
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends...........................................           None                None               None
Redemption Fee........................................           None                None               None
Exchange Fee..........................................           None                None               None
ANNUAL FUND OPERATING EXPENSES:
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees.......................................            %                   %                  %
                                                                  -                   -                  -
Distribution and/or Service (12b-1) Fees..............            %                   %                  %
Other Expenses (including a 0.25% shareholder
  servicing fee for Class B and Class C Shares)(1)....            %                   %                  %
                                                                  -                   -                  -
Total Annual Fund Operating Expenses..................            %                   %                  %
Less:  Fee Waivers and/or Expense Reimbursements(2)...            %                   %                  %
                                                                  -                   -                  -
Net Annual Fund Operating Expenses....................            %                   %                  %
                                                                  -                   -                  -

* You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a contingent deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled "Sales Charges
- Redemption Price.")

**   You will pay a contingent deferred sales charge if you redeem your shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero after six years. Seven years after your purchase, your Class B Shares will automatically convert to Class A Shares. (See the section entitled "Sales Charges - Redemption Price.")

*** You will pay a contingent deferred sales charge if you redeem your shares within one year after your purchase. (See the section entitled "Sales Charges - Redemption Price.")

(1) Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.

(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

EXPENSE EXAMPLE:

     You may use this hypothetical example to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR                    3 YEARS
Class A Shares                     $                         $
Class B Shares                     $                         $
Class C Shares                     $                         $

You would pay the following expenses if you did not redeem your shares:

Class A Shares                     $                         $
Class B Shares                     $                         $
Class C Shares                     $                         $

     Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled "Sales Charges.") If you hold your shares for a long time, the combination of any initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

A DETAILED LOOK
--------------------------------------------------------------------------------
AT GLOBAL TECHNOLOGY FUND

OBJECTIVE

     The Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

STRATEGY

     The Fund invests primarily in equity securities of technology companies of all market capitalizations. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund invests primarily in developed countries, but may also invest in emerging market countries.(1) The Fund tends to have a heavier weighting of its assets in the United States, Europe and Japan, although this may change. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

     Technology companies are companies involved in the development, research and production, distribution and sales of technology products and services. These may include computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors and capital equipment, media and information services, Internet, pharmaceuticals, biomedical and medical technology and other technology-related industries.

PRINCIPAL INVESTMENTS

     Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of technology companies. These companies may be located in the US or abroad and may have operations in more than 1 country. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

     The Fund may invest in companies of varying market capitalizations. The Fund may also participate in the Initial Public Offering ("IPO") market.

INVESTMENT PROCESS

     The Fund seeks to identify technology companies with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner.

     The Fund uses a qualitative technique and, to a lesser extent, a quantitative technique when it analyzes companies for investment. The Fund's qualitative technique involves examining a company's technology, management, business model, market potential and competitors. The Fund's quantitative technique involves examining a company's revenue growth rate, quality of balance sheet, return on equity, price-to-earnings and price-to-book ratios, and market capitalization relative to sales.

(1) An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization.

     The Fund will attempt to modify portfolio composition to benefit from changing relative performance among various industries affected by new or emerging technologies. The Fund will consider selling a security when the company is experiencing deteriorating fundamentals or changes in management; a relatively more attractive stock emerges; or the industry in which the company operates is undergoing a shift in focus or industry dynamics (this may include changing government regulation or maturing of technology in an industry), to rebalance the portfolio or in other circumstances when the Advisors deem a sale appropriate.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as "DERIVATIVES" to protect its assets or increase its exposure to an asset class. The Fund primarily uses FUTURES, OPTIONS, OPTIONS ON FUTURES AND OPTIONS ON STOCKS, INDEX FUTURES and FORWARD CURRENCY CONTRACTS. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

Generally, a DERIVATIVE is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

FUTURES and OPTIONS ON FUTURES CONTRACTS are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

FORWARD CURRENCY TRANSACTIONS are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions are used as hedges and, where possible, to add investment returns.

TEMPORARY DEFENSIVE STRATEGY. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash or money market instruments, as the Advisors deem appropriate. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

PRIMARY RISKS

BELOW WE HAVE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT BOTH TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE CANNOT GUARANTEE THAT WE WILL SUCCEED.

GENERAL STOCK RISK. An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies as well as to general economic conditions that affect particular industry sectors as a whole. No one can predict with certainty how the markets or stock prices will behave in the future.

MARKET SECTOR RISK. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent upon consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly and move in unison with one another. Accordingly, the Fund's share price may be more volatile than a fund with a more broadly diversified portfolio.

FOREIGN INVESTING RISK. Investing in foreign companies may have different risks than investing in US companies. An investment in a foreign company may be affected by developments, including political developments that are unique to that market. These developments may not affect the US economy or the prices of US securities in the same manner. Therefore, the prices of foreign common stocks may, at times, move in a different direction than the prices of US common stocks. Financial reporting standards for companies based in foreign markets may differ from those in the United States.

     - MARKET AND REGULATORY RISK. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Stocks that trade less frequently can be more difficult or more costly to buy or sell than more liquid or active stocks. Generally, foreign exchanges are smaller and less liquid than the US market. Additionally, some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

     - POLITICAL RISK. Profound social changes and business practices that depart from developed stock market norms have hindered the growth of the national stock market in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. In many countries, particularly in Eastern Europe and Asia, stock exchanges have operated largely without regulation and in the absence of laws or precedents protecting the rights of private ownership and foreign investors. All these threats remain a part of emerging market investing today.

     - INFORMATION RISK. Emerging market accounting, auditing, and financial reporting and disclosure standards tend to be far less stringent than those of developed markets. And the risks of investors acting on incomplete, inaccurate or deliberately misleading information are correspondingly greater. Compounding the problem, local investment research often lacks the sophistication to spot potential pitfalls.

     - CURRENCY RISK. The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the value of the US dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in its home country.

     - REGIONAL RISK. The Fund may invest a significant portion of its assets in specific regions or countries. The Fund is therefore exposed to the risks associated with that region or country and could be subject to greater risk due to unanticipated and negative economic events, actions by foreign governments, currency movements and/or market action in such countries or regions.

SMALL- AND MID-SIZED COMPANY RISK. The Fund invests in the shares of large, well-established companies and small- and mid-sized companies. Investing in small- and mid-sized companies poses unique risks. The stocks of small- and mid-sized companies tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small- and mid-sized companies, since they lack a large company's financial resources to deal with setbacks. Managers of small- and mid-sized companies may have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, stocks of small- and mid-sized companies are typically less liquid than stocks of large companies.

SECONDARY RISKS

EMERGING MARKETS RISK. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and more vulnerable to capital flight.

DERIVATIVES RISK. Although not one of its principal investment strategies, the Fund may invest in FORWARDS, FUTURES, OPTIONS, OPTIONS ON FUTURES CONTRACTS, OPITONS ON STOCKS and INDEX FUTURES which are types of derivatives. Risks associated with derivatives include:

- the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;
- derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

IPO RISK. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as it has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

EURO RISK. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

- changes in the relative strength and value of the US dollar or other major currencies:
- adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
-    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.


PORTFOLIO MANAGERS

     DWS is the Sub-Advisor to the Fund. The following portfolio managers at DWS share primary responsibility for the day-to-day management of the Fund:

- WALTER HOLICK is head of technology sector fund management at DWS. Mr. Holick has a Masters in Social Science (Money, Banking and Finance) from the University of Birmingham (UK) and has been a fund manager at DWS since 1990.

- FREDERIC FAYOLLE has an MBA in finance from the University of Michigan Business School. Prior to joining DWS as a fund manager in June 2000, Mr. Fayolle had ten years of experience in the United States electronics industry.

- THOMAS SCHUESSLER holds a doctorate in physics from the University of Heidelberg. He has several years of research experience in laser and atomic physics.

ADDITIONAL PERFORMANCE INFORMATION

     The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Technologiefonds, a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

     The performance data below lists the prior performance of DWS Technologiefonds, not the prior performance of the Fund. DWS Technologiefonds has substantially the same investment objective and policies of the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

TOTAL RETURN

-------------------------------------------------------------------
     YEAR                DWS                     MSCI WORLD
                   TECHNOLOGIEFONDS              INFORMATION
                    (USD) RETURNS             TECHNOLOGY INDEX
                    (NET OF FEES)                 RETURNS(1)
-------------------------------------------------------------------
     1984                                            %
-------------------------------------------------------------------
     1985                                            %
-------------------------------------------------------------------
     1986                                            %
-------------------------------------------------------------------
     1987                                            %
-------------------------------------------------------------------

-------------------------------------------------------------------
     1988                                            %
-------------------------------------------------------------------
     1989                                            %
-------------------------------------------------------------------
     1990                                            %
-------------------------------------------------------------------
     1991                                            %
-------------------------------------------------------------------
     1992                                            %
-------------------------------------------------------------------
     1993                                            %
-------------------------------------------------------------------
     1994                                            %
-------------------------------------------------------------------
     1995                                            %
-------------------------------------------------------------------
     1996                                            %
-------------------------------------------------------------------
     1997                                            %
-------------------------------------------------------------------
     1998                                            %
-------------------------------------------------------------------
     1999                                            %
-------------------------------------------------------------------
     2000                                            %
-------------------------------------------------------------------


ANNUALIZED RATES OF RETURN (2):

-----------------------------------------------------------------------------------------------------
                                  YTD     1 YEAR     3 YEAR     5 YEAR     10 YEAR     10/31/1983 TO
                                                     (ANN.)     (ANN.)      (ANN.)       12/31/00
-----------------------------------------------------------------------------------------------------
DWS TECHNOLOGIEFONDS               %         %         %          %           %              %
(USD) RETURNS
MSCI WORLD INFORMATION
TECHNOLOGY INDEX (USD)             %         %        N/A        N/A         N/A            N/A
RETURNS
-----------------------------------------------------------------------------------------------------

(1)
(2) The figures shown are for the periods ended December 31, 2000.

     The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

     The performance information shown for DWS Technologiefonds is NET of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A Shares of the Global Technology Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

     To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

INFORMATION
--------------------------------------------------------------------------------
CONCERNING ALL FUNDS

MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS. A Board of Directors supervises for each Fund all of the Fund's activities on behalf of the Fund's shareholders.

INVESTMENT ADVISORS. Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor and DWS International Portfolio Management GmbH ("DWS" or "Sub-Advisor") is the sub-advisor to each of the Funds. (ICCC and DWS collectively are referred to as the "Advisors".) ICCC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds had approximately $__ billion of net assets as of December 31, 2000.

     ICCC and DWS are indirect, wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

     ICCC is responsible for supervising and managing all of the Funds' operations, including overseeing the performance of DWS. DWS is responsible for decisions to buy and sell securities for the Funds, for broker-dealer selection, and for negotiation of commission rates.

     As compensation for its services, ICCC is entitled to receive from each Fund a fee equal to 1.00% of the Fund's average daily net assets. ICCC compensates DWS out of its advisory fee.

ORGANIZATIONAL STRUCTURE

     The Funds are organized as series of an open-end investment company that is organized as a Maryland corporation. Each Fund currently invests its assets directly in securities. In the future, upon approval by a majority vote of the Board of Directors, each Fund may be reorganized into a master-feeder structure. Each Fund would then become a "feeder fund" investing all of its assets in a corresponding "Master Portfolio." Should the Directors approve the reorganization, each Fund and its Master Portfolio would have the same investment objective.

ADMINISTRATOR

     ICCC provides administration services to the Funds. ICCC supervises the day-to-day operations of the Funds, including the preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which shares are distributed and, subject to the supervision of the Funds' Board of Directors, oversight of the relationship between the Funds and their other service providers. ICCC is also the Funds' transfer and dividend disbursing agent and provides accounting services to the Funds.

CALCULATING A FUND'S SHARE PRICE

     The price you pay when you buy shares or receive when you redeem shares is based on a Fund's net asset value per share. When you buy Class A Shares of any Fund, the price you pay may be increased by a sales charge. When you redeem any class of shares, the amount you receive may be reduced by a sales charge. See the section entitled "Sales Charges" for details on how and when these charges may or may not be imposed.

     The net asset value per share of each class of a Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 p.m. (Eastern Time), it could be earlier, particularly on the day before a holiday. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday.

     Because the Funds own foreign securities that trade in foreign markets on days the Exchange may be closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange shares. The net asset value per share of a class is calculated by subtracting the liabilities attributable to a class from its proportionate share of a Fund's assets and dividing the result by the number of outstanding shares of the class. Because the different classes have different distribution or service fees, their net asset values may differ.

     In valuing its assets, a Fund's investments are priced at their market value. When price quotes for particular securities are not readily available or when they may be unreliable, the securities are priced at their "fair value" using procedures approved by the Board.

     You may buy or redeem shares on any day the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

     The following sections describe how to buy and redeem shares.

BUYING AND SELLING FUND SHARES

     You may buy any class of a Fund's shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy shares by sending your check (along with a completed Application Form) directly to the Fund.

     You may buy Class A Shares unless you are a defined contribution plan with assets of $75 million or more.

     Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In this connection, the Fund specifically reserves the right to refuse (i) any purchase or exchange request or (ii) multiple purchase or exchange requests, submitted by a shareholder, group of shareholders, commonly controlled accounts or a dealer, that are deemed by the Fund, in its sole discretion, to involve excessive trading or to be part of a market timing strategy. For these purposes, the Fund may consider, among other factors, an investor's trading history in the Fund or an affiliated fund, the funds involved, the amount of the investment and the background of the investors or dealers involved.

INVESTMENT MINIMUMS

     Your initial investment in any Fund must be at least $2,000. Subsequent investments must be at least $100. The following are exceptions to these minimums:

- If you are investing in an IRA account, your initial investment may be as low as $1,000.

- If you are a shareholder of any other Flag Investors fund, your initial investment may be as low as $500.

- If you are a participant in a Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. See the section entitled "Automatic Investing Plan" for details.

- There is no minimum investment requirement for qualified retirement plans such as 401(k), pension, or profit sharing plans.

INVESTING REGULARLY

     You may make regular investments in a Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

     AUTOMATIC INVESTING PLAN. You may elect to make a regular monthly or quarterly investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in the class of shares selected at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.

     DIVIDEND REINVESTMENT PLAN. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Fund shares of the same class at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer, or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

     SYSTEMATIC PURCHASE PLAN. You may also purchase any class of Fund shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.

HOW TO REDEEM SHARES

     You may redeem any class of a Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with a Fund that is in your name, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming $50,000 or less) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section entitled "Telephone Transactions" for more information on this method of redemption.

     Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming more than $50,000, a guarantee of your signature. You can obtain one from most banks or securities dealers.


3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust, or fiduciary.

OTHER REDEMPTION INFORMATION

     Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

     If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in-kind under certain circumstances.

     If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

TELEPHONE TRANSACTIONS

     If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither a Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

     During periods of economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.

SALES CHARGES

PURCHASE PRICE

     The price you pay to buy shares will be a Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. The amount of any sales charge included in your purchase price will be according to the following schedule:

                                           CLASS A
                                        SALES CHARGE
                                          AS A % OF
                                 -------------------------
                                                                                 CLASS C
                                 OFFERING       NET AMOUNT        CLASS B         SALES
AMOUNT OF PURCHASE                 PRICE         INVESTED       SALES CHARGE     CHARGE
-------------------------------------------------------------------------------------------
Less than    $ 50,000 .....        5.50%          5.82%             None          None
$   50,000 - $ 99,999......        4.50%          4.71%             None          None
$  100,000 - $249,999......        3.50%          3.63%             None          None
$  250,000 - $499,999......        2.50%          2.56%             None          None
$  500,000 - $999,999......        2.00%          2.04%             None          None
$1,000,000 and over........         None           None             None          None
-------------------------------------------------------------------------------------------

     Although you do not pay an initial sales charge when you invest $1,000,000 or more in Class A Shares or when you buy any amount of Class B or Class C Shares, you may pay a sales charge when you redeem your shares. Refer to the section entitled "Redemption Price" for details. Your securities dealer may be paid a commission at the time of your purchase.

     The sales charge you pay on your current purchase of Class A Shares may be reduced under the circumstances listed below.

     RIGHTS OF ACCUMULATION. If you are purchasing additional Class A Shares of a Fund or Class A shares of any other Flag Investors fund or if you already have investments in Class A shares, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for reduced sales charges. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

     LETTER OF INTENT. If you anticipate making additional purchases of Class A Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charge applicable to the amount you actually did purchase. Some of your Class A Shares will be redeemed to pay this difference.

     PURCHASES AT NET ASSET VALUE. You may buy Class A Shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Class A Shares made within the prior 90 days.

2) If you are exchanging an investment in another Flag Investors fund for an investment in a Fund (see "Purchases by Exchange" for a description of the conditions).

3) If you are a current or retired Director of the Funds, or an affiliated Fund, a director, an employee or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Fund's distributor, the Advisors, or a broker-dealer authorized to sell shares of the Fund.

4)   If you are buying shares in any of the following types of accounts:

     (i)  A qualified retirement plan;

     (ii) A Flag Investors fund payroll savings plan program;

     (ii) A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner.

PURCHASES BY EXCHANGE

     You may exchange Class A, Class B, or Class C shares of any other Flag Investors fund for an equal dollar amount of Class A, Class B or Class C Shares, respectively, without payment of the sales charges described above or any other charge up to four times a year. You may not exchange Cash Reserve Prime Shares for shares of any of the Funds unless you acquired those shares through a prior exchange from shares of another Flag Investors Fund. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Funds may modify or terminate these offers of exchange upon 60 days' notice.

     You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Funds' Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.

REDEMPTION PRICE

     The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.

                                      SALES CHARGE AS A PERCENTAGE
                                 OF THE DOLLAR AMOUNT SUBJECT TO CHARGE
                                        (AS A % OF COST OR VALUE)

                               CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
YEAR SINCE PURCHASE             SALES CHARGE                  SALES CHARGE                  SALES CHARGE
-----------------------------------------------------------------------------------------------------------------
First..............                1.00%*                        5.00%                         1.00%
Second.............                0.50%*                        4.00%                          None
Third..............                 None                         3.00%                          None
Fourth.............                 None                         3.00%                          None
Fifth..............                 None                         2.00%                          None
Sixth..............                 None                         1.00%                          None
Thereafter.........                 None                          None                          None

------------

* You will pay a sales charge when you redeem Class A Shares within two years of purchase only if your shares were purchased at net asset value because they were part of an investment of $1,000,000 or more.

     DETERMINATION OF SALES CHARGE. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

2) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

3) The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption.

     WAIVER OF SALES CHARGE. You may redeem shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Flag Investors fund of the same class.

2) If your redemption represents the minimum required distribution from an individual retirement account (IRA) or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

     (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

     (ii) Either you or your representative notifies your securities dealer, servicing agent, or the Transfer Agent that such circumstances exist.

5) If you are redeeming Class A Shares of a Fund, your original investment was at least $3,000,000, and your securities dealer has agreed to return to the Fund's distributor any payments the dealer received when you bought your shares.

     AUTOMATIC CONVERSION OF CLASS B SHARES. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares of the same Fund seven years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU

     Your decision as to which class of a Fund's shares is best for you should be based upon a number of factors including the amount of money you intend to invest and the length of time you intend to hold your shares.

     If you choose Class A Shares, you will pay a sales charge when you buy your shares, but the amount of the charge declines as the amount of your investment increases. You will pay lower expenses while you hold the shares and, except in the case of investments of $1,000,000 or more, no sales charge if you redeem them.

     If you choose Class B Shares, you will pay no sales charge when you buy your shares, but your annual expenses will be higher than Class A Shares. You will pay a sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares and, at the end of seven years, your shares convert to Class A Shares, thus eliminating the higher expenses.

     If you choose Class C Shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C Shares are the same as those on Class B Shares and, since there is no conversion to Class A Shares at the end of seven years, the higher expenses continue for as long as you own your shares.

     Your securities dealer is paid a fee when you buy your shares and an annual fee for as long as you hold your shares. For Class A and Class B Shares, the annual fee begins when you purchase your shares. For Class C Shares, it begins one year after you purchase your shares. In addition to these payments, the Advisors may provide significant compensation to securities dealers and servicing agents for distribution, administrative and promotional services.

     Your securities dealer or servicing agent may receive different levels of compensation depending upon which class of shares you buy.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING

     The Funds have adopted plans under Rule 12b-1 that allow them to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. In addition, the Funds may pay shareholder servicing fees on Class B and Class C Shares. Class A Shares pay an annual distribution fee equal to 0.25% of average daily net assets. Class B and Class C Shares pay an annual distribution fee equal to 0.75% of average daily net assets and an annual shareholder servicing fee equal to 0.25% of average daily net. Because these fees are paid out of net assets on an ongoing basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of dividends and to distribute net realized capital gains at least annually.

TAX CONSIDERATIONS

     The following summary is based on current tax laws, which may change.

     The dividends and distributions you receive may be subject to federal, state, local and foreign taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have owned your shares. Each sale or exchange of a Fund's shares is generally a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Flag Investors fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and how long you have held your shares.

     If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gains distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

     If you are a non-US investor in a Fund you may be subject to US withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Fund.

     Under certain circumstances, a Fund may elect to pass-through to you your pro-rata share of foreign taxes paid by a Fund. A Fund will notify you if it intends to make such an election.

     More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state, local or foreign income taxes.

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Investment Sub-Advisor
DWS INTERNATIONAL PORTFOLIO MANAGEMENT GMBH
Grueneburgweg 113-115
60323 Frankfurt am Main
Germany

Distributor                            Custodian
ICC DISTRIBUTORS, INC.                 INVESTORS BANK & TRUST COMPANIES
                                       200 Clarendon Street
                                       Boston, Massachusetts 02116

Administrator and Transfer Agent       Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.       MORGAN, LEWIS & BOCKIUS LLP
One South Street                       1701 Market Street
Baltimore, Maryland 21202              Philadelphia, Pennsylvania 19103
1-800-553-8080

Independent Accountants

                                   [Flag Logo]

You can find more detailed information about each Fund in the current Statement of Additional Information, dated March ___, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at

                             Flag Investors Funds
                             PO Box 515
                             Baltimore, MD  21203
                             www.flaginvestors.com

or call our toll-free number:1-800-767-FLAG

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.

GLOBAL FINANCIAL SERVICES FUND
GLOBAL BIOTECHNOLOGY FUND
GLOBAL TECHNOLOGY FUND






Distributed by:                                      CUSIP #
ICC Distributors, Inc.                               CUSIP #
Two Portland Square                                  CUSIP #
Portland, ME  04101                                  811-4827
                                                     _________ (03/01)

[Flag Logo]



                                                                     Mutual Fund
                                                                      Prospectus
                                                                 March ___, 2001



GLOBAL FINANCIAL SERVICES FUND

GLOBAL BIOTECHNOLOGY FUND

GLOBAL TECHNOLOGY FUND

(INSTITUTIONAL SHARES)



Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any state.

TABLE OF CONTENTS

GLOBAL FINANCIAL SERVICES FUND......................................
GLOBAL BIOTECHNOLOGY FUND...........................................
GLOBAL TECHNOLOGY FUND..............................................
INFORMATION CONCERNING ALL OF THE FUNDS.............................
Management of the Funds.............................................
Organizational Structure............................................
Administrator ......................................................
Calculating a Fund's Share Price....................................
Buying and Selling Fund Shares......................................
Sales Charges ......................................................
How to Choose the Class That is Right For You.......................
Dividends and Distributions.........................................
Tax Considerations..................................................

OVERVIEW OF GLOBAL FINANCIAL SERVICES FUND

Goal.................................................................
Core Strategy........................................................
Investment Policies and Strategies...................................
Principal Risks of Investing in the Fund.............................
Who Should Consider Investing in the Fund............................
Fund Performance.....................................................
Fund Fees and Expenses...............................................


A DETAILED LOOK AT GLOBAL FINANCIAL SERVICES FUND

Objective............................................................
Strategy.............................................................
Principal Investments................................................
Investment Process...................................................
Risks................................................................
Portfolio Managers...................................................
Additional Performance Information...................................

OVERVIEW
-------------------------------------------------------------------------------
OF GLOBAL FINANCIAL SERVICES FUND

GOAL: The Fund invests to maximize total return.

CORE STRATEGY: The Fund invests primarily in the equity securities of companies located in the US or abroad and operating in the financial services sector.

INVESTMENT POLICIES AND STRATEGIES

          The Fund seeks to achieve its goal by investing primarily in equity securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. Investments abroad will be primarily in developed countries, but may also include emerging market countries. The Fund may also invest in equity securities of software and technology companies that focus on developing and producing products for the financial services industry, including Internet-based financial services companies.

          The Fund's investment process combines bottom-up research and analysis of companies with top-down research of global and regional trends. The Fund will identify attractive companies for investment by considering a variety of factors, including whether such companies possess, in the opinion of the Advisors, one or more of the following characteristics: a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation, or attention to specialty markets. In making investment decisions, the Fund will also assess trends such as deregulation, consolidation, regional economic and financial conditions, and the relative appeal of different sub-sectors within the financial services industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

          An investment in a Fund could lose money, or a Fund's performance could trail that of other investments. For example:

- The value of an investment in the Fund will vary from day to day based on changes in the prices of the securities that the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets, and the companies held by the Fund.

- Regulatory or technological change in the financial services industry may affect the Fund because it concentrates its investments in financial services companies. The Fund's value may fluctuate more than diversified investment portfolios.

- Investing in foreign companies may entail different risks than investing in US companies. The prices of foreign securities may be affected by adverse political, economic or social developments unique to a country or region. Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies. Foreign securities may trade infrequently and be subject to greater price fluctuations than US securities.

- Since some of the Fund's investments may be denominated in foreign currencies, any change in the value of those currencies in relation to the US dollar will result in a corresponding change in the value of the Fund's investments and may cause those investments to lose money. The Fund may seek to hedge some or all of these risks.

- Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, the Fund is subject to greater currency risk and is more susceptible to adverse impact from negative economic events or actions of foreign governments in such countries or regions.

- The Fund may invest in securities of small- to mid-market capitalization companies that, compared to larger companies, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited products or services and limited access to capital, which could cause the prices of these securities to vary significantly.

- The Fund may invest in emerging market countries. Securities issued or traded in emerging markets generally entail greater risk than securities issued or traded in developed markets.

- The Fund is non-diversified. Compared to a diversified fund, the Fund is allowed to invest a higher percentage of its assets in just a few issuers. This increases the Fund's risks by magnifying the impact (positively or negatively) that any one issuer has on the Fund's performance. The Fund generally attempts to maintain exposure to 60-80 issuers.

WHO SHOULD CONSIDER INVESTING IN THE FUND

          You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of financial services companies located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

          The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the financial services industry in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE

          The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. See the section entitled "Additional Performance Information" for more information.

FUND FEES AND EXPENSES OF THE INSTITUTIONAL SHARES

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Financial Services Fund.

          SHAREHOLDER FEES:

          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          Maximum Sales Charge (Load) Imposed on Purchases
                                                                          None

          Maximum Deferred Sales Charge (Load)
                                                                          None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.............................................                  None
Redemption Fee..........................................                  None
Exchange Fee............................................                  None
ANNUAL FUND OPERATING EXPENSES:
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees.........................................                   %
                                                                          ---
Distribution and/or Service (12b-1) Fees................                  None
Other Expenses (1)............                                             %
                                                                          ---
Total Annual Fund Operating Expenses....................                   %
Less:  Fee Waivers and/or Expense Reimbursements(2).....                   %
                                                                          ---
Net Annual Fund Operating Expenses......................                   %
                                                                          ---

(1) Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.

(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

EXPENSE EXAMPLE:

          You may use this hypothetical example to compare the cost of investing in each class of the Fund with the other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR                    3 YEARS
Institutional Shares               $                         $

A DETAILED LOOK
-------------------------------------------------------------------------------
AT GLOBAL FINANCIAL SERVICES FUND

OBJECTIVE

          The Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

STRATEGY

The Fund seeks to maximize total return by investing primarily in equity securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund invests primarily in developed countries, but may also invest in emerging market countries.(1) The Fund may also invest in equity securities of software and technology companies that focus on developing and producing products for the financial services industry.

          The Fund's investment process combines bottom-up research and analysis of companies with top-down research and analysis of global and regional trends. The Fund's bottom-up research and analysis of companies seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies possess, in the opinion of the Advisors, one or more of the following characteristics: a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation, or attention to specialty markets. The Fund will also assess factors such as company management, market position and the diversification of the company's earnings. No one characteristic or factor is determinative, and the analysis may differ by company and region.

          The Fund's top-down research focuses on global and regional trends such as deregulation, local and cross-border consolidation, and regional economic and financial conditions. The Fund will assess these trends as they impact the financial services industry globally, regionally and locally, as well as across the different sub-sectors of the financial services industry.

PRINCIPAL INVESTMENTS

          Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. These

(1) An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization.

investments may be made in companies of all market capitalizations. These companies may include banking, insurance, asset management, brokerage and financial services companies, including Internet-based financial services companies, as well as software and technology companies that focus on developing and producing products for the financial services industry.

          Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund may also participate in the Initial Public Offering ("IPO") market.


INVESTMENT PROCESS

          The Fund may invest in companies of all market capitalizations, but will tend to invest in large-capitalization companies. The Fund generally expects that its average portfolio holdings will include securities of 60-80 companies, but the Fund is not limited in the number of its holdings. The Fund tends to have a heavier weighting of its assets in the US, Japan, Germany, France, Spain, United Kingdom, Italy, Netherlands, and Switzerland. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

          The Fund will consider selling a security in a company when the company is experiencing deteriorating or substantial changes in its business fundamentals, including its management, strategy, or ability to meet stated goals or objectives, the Fund's target price for the security is met, the Fund's top-down analysis indicates unfavorable trends may adversely impact the security, the portfolio needs to be rebalanced or in other circumstances when the Fund deems a sale appropriate.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as "DERIVATIVES" to protect its assets or increase its exposure to an asset class. The Fund primarily uses FUTURES, OPTIONS, OPTIONS ON FUTURES AND OPTIONS ON STOCKS, INDEX FUTURES and FORWARD CURRENCY CONTRACTS. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

Generally, a DERIVATIVE is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

FUTURES and OPTIONS ON FUTURES CONTRACTS are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

FORWARD CURRENCY TRANSACTIONS are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions are used as hedges and, where possible, to add investment returns.

TEMPORARY DEFENSIVE POSITION. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash, cash items, and shorter-term, higher-quality debt securities, money market instruments, and similar obligations, such as repurchase agreements and reverse repurchase agreements. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.


RISKS

BELOW WE HAVE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE CANNOT GUARANTEE THAT WE WILL SUCCEED.

PRIMARY RISKS

GENERAL STOCK RISK. An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies as well as to general economic conditions that affect particular industry sectors as a whole. No one can predict with certainty how the markets or stock prices will behave in the future.

MARKET SECTOR RISK. Because the Fund focuses its investments in financial services companies, it is more susceptible than more diversified funds to market and other conditions affecting financial services companies. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly and move in unison with one another. Accordingly, the Fund's share price may be more volatile than a fund with a more broadly diversified portfolio.

FOREIGN INVESTING RISK. Investing in foreign companies may have different risks than investing in US companies. An investment in a foreign company may be affected by developments, including political developments, that are unique to that market. These developments may not affect the US economy or the prices of US securities in the same manner. Therefore, the prices of foreign common stocks may, at times, move in a different direction than the prices of US common stocks. Financial reporting standards for companies based in foreign markets may differ from those in the United States.

- MARKET AND REGULATORY RISK. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Stocks that trade less frequently can be more difficult or more costly to buy or sell than more liquid or active stocks. Generally, foreign exchanges are smaller and less liquid than the US market. Additionally, some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

- POLITICAL RISK. Profound social changes and business practices that depart from developed stock market norms have hindered the growth of the national stock market in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. In many countries, particularly in Eastern Europe and Asia, stock exchanges have operated largely without regulation and in the absence of laws or precedents protecting the rights of private ownership and foreign investors. All these threats remain a part of emerging market investing today.

- INFORMATION RISK. Emerging market accounting, auditing, and financial reporting and disclosure standards tend to be far less stringent than those of developed markets. And the risks of investors acting on incomplete, inaccurate or deliberately misleading information are correspondingly greater. Compounding the problem, local investment research often lacks the sophistication to spot potential pitfalls.

- CURRENCY RISK. The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the value of the US dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in its home country.

- REGIONAL RISK. The Fund may invest a significant portion of its assets in specific regions or countries. The Fund is therefore exposed to the risks associated with that region or country and could be subject to greater risk due to unanticipated and negative economic events, actions by foreign governments, currency movements and/or market action in such countries or regions.

SMALL- AND MID-SIZED COMPANY RISK. The Fund may invest in the shares of large, well-established companies as well as small- and mid-sized companies. Investing in small- and mid-sized companies poses unique risks. The stocks of small- and mid-sized companies tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information can pose added risk. Industry-wide reversals may have a greater impact on small- and mid-sized companies, since they lack a large company's financial resources to deal with setbacks. Managers of small- and mid-sized companies may have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, stocks of small- and mid-sized companies are typically less liquid than stocks of large companies.

SECONDARY RISKS

EMERGING MARKETS RISK. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and more vulnerable to capital flight.

DERIVATIVES RISK. Although not one of its principal investment strategies, the Fund may invest in FORWARDS, FUTURES, OPTIONS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON STOCKS and INDEX FUTURES which are types of derivatives. Risks associated with derivatives include:

- the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;
- derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

IPO RISK. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as it has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

EURO RISK. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

- changes in the relative strength and value of the US dollar or other major currencies:
- adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
-    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

PORTFOLIO MANAGERS

          DWS is the Sub-Advisor to the Fund. The following portfolio managers at DWS share primary responsibility for the day-to-day management of the Fund:

- KLAUS KALDEMORGEN, head of international equities at DWS since ________, oversees the management of five Flag Investors funds. He has over 16 years of experience as an investment manager.

- KLAUS MARTINI, head of European equities at DWS since _________, oversees the management of five Flag Investors funds. He has over 16 years of experience as an investment manager.

- THOMAS KORFGEN has a degree in Economics from the University of Frankfurt and is a Chartered European Financial Analyst (CEFA). He joined DWS in 1995 and has been managing financial equities since 1998. Prior to that, he worked at Dresdner Bank.

ADDITIONAL PERFORMANCE INFORMATION

          The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Finanzwerte, a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

          The performance data below lists the prior performance of DWS Finanzwerte, not the prior performance of the Fund. DWS Finanzwerte has substantially the same investment objective and policies as the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.


TOTAL RETURN

-----------------------------------------------------------------------------------------

                                      DWS FINANZWERTE                   MSCI WORLD
                                       (USD) RETURNS                  FINANCE INDEX
             YEAR                      (NET OF FEES)                (USD) RETURNS(1)
-----------------------------------------------------------------------------------------
1999                                                                       %
-----------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------

ANNUALIZED RATES OF RETURN (2):

--------------------------------------------------------------------------------------------------------------------------
                                                              YTD             1 YEAR         3 YEAR          11/30/1998
                                                                                             (ANN.)         TO 12/31/00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
DWS FINANZWERTE (USD) RETURNS                                  %                %              --                 %
MSCI WORLD FINANCE INDEX (USD) RETURNS                         %                %              --                 %
--------------------------------------------------------------------------------------------------------------------------

(1)
(2) The figures shown are for the periods ended December 31, 2000.

          The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

          The performance information shown for DWS Finanzwerte is NET of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of the Institutional Shares of the Global Financial Services Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

          To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

OVERVIEW OF GLOBAL BIOTECHNOLOGY FUND

Goal.....................................................................
Core Strategy............................................................
Investment Policies and Strategies.......................................
Principal Risks of Investing in the Fund.................................
Who Should Consider Investing in the Fund................................
Fund Performance.........................................................
Fund Fees and Expenses...................................................

A DETAILED LOOK AT GLOBAL BIOTECHNOLOGY FUND

Objective................................................................
Strategy.................................................................
Principal Investments....................................................
Investment Process.......................................................
Risks....................................................................
Portfolio Managers.......................................................
Additional Performance Information.......................................

OVERVIEW
-------------------------------------------------------------------------------
OF GLOBAL BIOTECHNOLOGY FUND

GOAL: The Fund invests to maximize total return.

CORE STRATEGY: The Fund invests primarily in equity securities of companies located in the US or abroad and operating in the biotechnology industry.

INVESTMENT POLICIES AND STRATEGIES

          The Fund seeks to achieve its goal by investing primarily in equity securities of companies that the Fund expects will benefit from their involvement in the biotechnology industry. These companies may be located in the US or abroad and may have operations in more than 1 country. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural- and industrial-oriented companies. These companies may be any market capitalization. Investments abroad will be primarily in developed countries.

          The Fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the biotechnology sector. The Fund seeks to identify and invest early in promising opportunities within the sector and generally pursues a "buy and hold" investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

          An investment in a Fund could lose money, or a Fund's performance could trail that of other investments. For example:

- The value of an investment in the Fund will vary from day to day based on changes in the prices of the securities that the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets, and the companies held by the Fund.

- Regulatory or technological change in the biotechnology industry may affect the Fund because it concentrates its investments in biotechnology companies. The Fund's value may fluctuate more than diversified investment portfolios.

- Investing in foreign companies may entail different risks than investing in US companies. The prices of foreign securities may be affected by adverse political, economic or social developments unique to a country or region. Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies. Foreign securities may trade infrequently and be subject to greater price fluctuations than US securities.

- Since some of the Fund's investments may be denominated in foreign currencies, any change in the value of those currencies in relation to the US dollar will result in a corresponding change in the value of the Fund's investments and may cause those investments to lose money. The Fund may seek to hedge some or all of these risks.

- Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, the Fund is subject to greater currency risk and is more susceptible to adverse impact from negative economic events or actions of foreign governments in such countries or regions.

- The Fund may invest in securities of small- to mid-market capitalization companies that, as compared to larger companies, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited products or services and limited access to capital, which could cause the prices of these securities to vary significantly.

- The Fund is non-diversified. Compared to a diversified fund, the Fund is allowed to invest a higher percentage of its assets in just a few issuers. This increases the Fund's risks by magnifying the impact (positively or negatively) that any one issuer has on the Fund's performance.

WHO SHOULD CONSIDER INVESTING IN THE FUND

          You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the biotechnology industry located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

          The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the global biotechnology sector. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE

          The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. See the section entitled "Additional Performance Information" for more information.

FUND FEES AND EXPENSES OF THE INSTITUTIONAL SHARES

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Biotechnology Fund.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                          None

Maximum Deferred Sales Charge (Load)..........................            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends.....................................................            None
Redemption Fee................................................            None
Exchange Fee..................................................            None
ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees...............................................             %
                                                                          ---
Distribution and/or Service (12b-1) Fees......................            None

Other Expenses (1)..............                                           %
                                                                          ---
Total Annual Fund Operating Expenses..........................             %
Less:  Fee Waivers and/or Expense Reimbursements(2)...........             %
                                                                          ---
   Net Annual Fund Operating Expenses.........................             %
                                                                          ---

(1) Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.

(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March, 2002 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

EXPENSE EXAMPLE:

          You may use this hypothetical example to compare the cost of investing in each class of the Fund with other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR                    3 YEARS
Institutional Shares               $                         $

A DETAILED LOOK
--------------------------------------------------------------------------------
AT GLOBAL BIOTECHNOLOGY FUND

OBJECTIVE

          The Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

STRATEGY

          The Fund invests primarily in equity securities of companies located in the US or abroad and operating in the biotechnology industry. These companies may be located in the US or abroad and may have operations in more than 1 country. Investments abroad will be primarily in developed countries.

          Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

PRINCIPAL INVESTMENTS

          Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of biotechnology companies. These companies may be located in the US or abroad and may have operations in more than 1 country. These investments may be made in companies of all market capitalizations. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

          The Fund may also participate in the Initial Public Offering ("IPO") market.

INVESTMENT PROCESS

          The Fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the global biotechnology sector. The Fund's fundamental research seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies appear to be poised to develop and exploit new technologies or participate in growth markets, or have a clear strategy, a focus on profitability, or an established brand name. The Fund will also assess factors such as company management, market position, and quality of scientific research and clinical trials underlying the company's products or services. No one characteristic or factor is determinative, and the analysis may differ by company and region. The Fund's due diligence includes reviewing all publicly available scientific and clinical data underlying the company's products or services and interviewing physicians and scientific experts on such subjects.

          The Fund seeks to identify and invest early in promising opportunities within the biotechnology sector. For example, the Fund may invest in a company even before its product has been approved by the US Food and Drug Administration or is available for sale.

          Generally, the Fund pursues a "buy and hold" investment strategy. However, the Fund generally will consider selling all or part of a security holding when the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising, and a relatively more attractive stock emerges, when the issuer is experiencing deteriorating fundamentals or its fundamentals have changed substantially, the company has experienced a fundamental shift in its core business processes and objectives, to rebalance the portfolio or in other circumstances when the Advisors deem a sale appropriate.

OTHER INVESTMENTS

          The Fund may invest in various instruments commonly known as "DERIVATIVES" to protect its assets or increase its exposure to an asset class. The Fund primarily uses FUTURES, OPTIONS, OPTIONS ON FUTURES, OPTIONS ON
STOCKS, INDEX FUTURES and FORWARD CURRENCY CONTRACTS. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

          Generally, a DERIVATIVE is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

          FUTURES and OPTIONS ON FUTURES CONTRACTS are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

          FORWARD CURRENCY TRANSACTIONS are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions are used as hedges and, where possible, to add investment returns.

TEMPORARY DEFENSIVE STRATEGY. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash or money market instruments, as the Advisors deem appropriate. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

BELOW WE HAVE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT BOTH TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE CANNOT GUARANTEE THAT WE WILL SUCCEED.

PRIMARY RISKS
-------------

GENERAL STOCK RISK. An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies as well as to general economic conditions that affect particular industry sectors as a whole. No one can predict with certainty how the markets or stock prices will behave in the future.

MARKET SECTOR RISK. Because the Fund focuses its investments in biotechnology companies, it is more susceptible than more diversified funds to market and other conditions affecting biotechnology companies. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence and regulatory requirements of various government agencies. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly and move in unison with one another. Accordingly, the Fund's share price may be more volatile than a fund with a more broadly diversified portfolio.

FOREIGN INVESTING RISK. Investing in foreign companies may have different risks than investing in US companies. An investment in a foreign company may be affected by developments, including political developments that are unique to that market. These developments may not affect the US economy or the prices of US securities in the same manner. Therefore, the prices of foreign common stocks may, at times, move in a different direction than the prices of US common stocks. Financial reporting standards for companies based in foreign markets may differ from those in the United States.

- MARKET AND REGULATORY RISK. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Stocks that trade less frequently can be more difficult or more costly to buy or sell than more liquid or active stocks. Generally, foreign exchanges are smaller and less liquid than the US market. Additionally, some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

- POLITICAL RISK. Profound social changes and business practices that depart from developed stock market norms have hindered the growth of the national stock market in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. In many countries, particularly in Eastern Europe and Asia, stock exchanges have operated largely without regulation and in the absence of laws or precedents protecting the rights of private ownership and foreign investors. All these threats remain a part of emerging market investing today.

- INFORMATION RISK. Emerging market accounting, auditing, and financial reporting and disclosure standards tend to be far less stringent than those of developed markets. And the risks of investors acting on incomplete, inaccurate or deliberately misleading information are correspondingly greater. Compounding the problem, local investment research often lacks the sophistication to spot potential pitfalls.

- CURRENCY RISK. The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the value of the US dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in its home country.

- REGIONAL RISK. The Fund may invest a significant portion of its assets in specific regions or countries. The Fund is therefore exposed to the risks associated with that region or country and could be subject to greater risk due to unanticipated and negative economic events, actions by foreign governments, currency movements and/or market action in such countries or regions.

SMALL- AND MID-SIZED COMPANY RISK. The Fund invests in the shares of large, well-established companies and small- and mid-sized companies. Investing in small- and mid-sized companies poses unique risks. The stocks of small- and mid-sized companies tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small- and mid-sized companies, since they lack a large company's financial resources to deal with setbacks. Managers of small- and mid-sized companies may have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, stocks of small- and mid-sized companies are typically less liquid than stocks of large companies.

SECONDARY RISKS
---------------

DERIVATIVES RISK. Although not one of its principal investment strategies, the Fund may invest in FORWARDS, FUTURES, OPTIONS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON STOCKS and INDEX FUTURES which are types of derivatives. Risks associated with derivatives include:

- the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;

- derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

IPO RISK. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as it has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

EURO RISK. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

- changes in the relative strength and value of the US dollar or other major currencies:

- adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and

-    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.


PORTFOLIO MANAGERS

DWS is the Sub-Advisor to the Fund. The following portfolio managers at DWS share primary responsibility for the day-to-day management of the Fund:

- MICHAEL SISTENICH has been the head of healthcare sector fund management at DWS since ______. Mr. Sistenich has a BSc in Biochemistry from Oxford University. He has research experience in cell-surface proteins. He has been a fund manager at DWS since April 1997.

- KLAUS KALDEMORGEN, head of international equities at DWS since __________, oversees the management of five Flag Investors funds. He has over 16 years of experience as an investment manager.

- CHI TRAN-BRANDLI has a B.A. in immunology from UC Berkeley and has over six years' research experience in various areas of molecular biology at Stanford University, UCSF and the Swiss Federal Institute of Technology. She has a Masters in Economics/Finance from the University of St. Gallen (Switzerland) (19__). Prior to joining DWS as a fund manager in May 2000, Ms. Tran-Brandli was a financial analyst at Parnassus Investment in San Francisco from ______ to
______.

ADDITIONAL PERFORMANCE INFORMATION

          The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Biotech-Atkien Typ O, a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

          The performance data below lists the prior performance of DWS Biotech-Atkien Typ O, not the prior performance of the Fund. DWS Biotech-Atkien Typ O has substantially the same investment objective and policies of the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

TOTAL RETURN

------------------- ----------------------------- -----------------------------

                      DWS BIOTECH-ATKIEN TYP O
                           (USD) RETURNS           MSCI BIOTECH SELECT INDEX
      YEAR                 (NET OF FEES)                   RETURNS(1)
------------------- ----------------------------- -----------------------------
      1999                                                     %
------------------- ----------------------------- -----------------------------
      2000
------------------- ----------------------------- -----------------------------


ANNUALIZED RATES OF RETURN (2):

------------------------------------------- ------------------ --------------- -------------- ----------------
                                                   YTD             1 YEAR         3 YEAR        8/31/1999 TO
                                                                                  (ANN.)          12/31/00
------------------------------------------- ------------------ --------------- -------------- ----------------
------------------------------------------- ------------------ --------------- -------------- ----------------
DWS BIOTECH-ATKIEN TYP O (USD) RETURNS              %                %              --               %
MSCI BIOTECH SELECT INDEX (USD) RETURNS             %                %              --               %
------------------------------------------- ------------------ --------------- -------------- ----------------

(1)
(2) The figures shown are for the periods ended December 31, 2000.

          The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

          The performance information shown for DWS Biotech-Atkien Typ O is NET of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of the Institutional Shares of the Global Biotechnology Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

          To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

OVERVIEW OF GLOBAL TECHNOLOGY FUND
Goal...............................................................
Core Strategy......................................................
Investment Policies and Strategies.................................
Principal Risks of Investing in the Fund...........................
Who Should Consider Investing in the Fund..........................
Fund Performance...................................................
Fund Fees and Expenses.............................................

A DETAILED LOOK AT GLOBAL TECHNOLOGY FUND
Objective..........................................................
Strategy...........................................................
Principal Investments..............................................
Investment Process.................................................
Risks..............................................................
Portfolio Managers.................................................
Additional Performance Information.................................

OVERVIEW
-------------------------------------------------------------------------------
OF GLOBAL TECHNOLOGY FUND


GOAL: The Fund invests to maximize total return.

CORE STRATEGY: The Fund invests primarily in equity securities of technology companies of any size located in the US or abroad. Investments abroad will be primarily in developed countries, but may also include emerging market countries.

INVESTMENT POLICIES AND STRATEGIES

          The Fund seeks to identify technology companies with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund will seek investment opportunities in industries such as computers, software, communications, healthcare technology, electronics and other technology-related industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

          An investment a the Fund could lose money, or a Fund's performance could trail that of other investments. For example:

- The value of an investment in the Fund will vary from day to day based on changes in the prices of the securities that the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets, and the companies held by the Fund.

- Regulatory or technological change in the technology industry may affect the Fund because it concentrates its investments in technology companies. The Fund's value may fluctuate more than diversified investment portfolios.

- Investing in foreign companies may entail different risks than investing in US companies. The prices of foreign securities may be affected by adverse political, economic or social developments unique to a country or region. Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies. Foreign securities may trade infrequently and be subject to greater price fluctuations than US securities.

- Since some of the Fund's investments may be denominated in foreign currencies, any change in the value of those currencies in relation to the US dollar will result in a corresponding change in the value of the Fund's investments and may cause those investments to lose money. The Fund may seek to hedge some or all of these risks.

- Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, the Fund is subject to greater currency risk and is more susceptible to adverse impact from negative economic events or actions of foreign governments in such countries or regions.

- The Fund may invest in emerging market countries. Securities issued or traded in emerging markets generally entail greater risk than securities issued or traded in developed markets.

- The Fund may invest in securities of small- to mid-market capitalization companies that, as compared to larger companies, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited products or services and limited access to capital, which could cause the prices of these securities to vary significantly.

- The Fund is non-diversified. Compared to a diversified fund, the Fund is allowed to invest a higher percentage of its assets in just a few issuers. This increases the Fund's risks by magnifying the impact (positively or negatively) that any one issuer has on the Fund's performance. The Fund generally attempts to maintain exposure to 60-100 issuers.

WHO SHOULD CONSIDER INVESTING IN THE FUND

          You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the technology industry located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

          The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the technology industry located in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE

          The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and is managed by the portfolio managers employed by the Fund's Sub-Advisor. See the section entitled "Additional Performance Information" for more information.

FUND FEES AND EXPENSES OF THE INSTITUTIONAL SHARES

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Technology Fund.

SHAREHOLDER FEES:
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                          None

Maximum Deferred Sales Charge (Load)                                      None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends......................................................         None
Redemption Fee...................................................         None
Exchange Fee.....................................................         None
ANNUAL FUND OPERATING EXPENSES:
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees..................................................          %
                                                                           -
Distribution and/or Service (12b-1) Fees.........................         None

Other Expenses(1)................................................          %
                                                                           -
Total Annual Fund Operating Expenses.............................          %
Less:  Fee Waivers and/or Expense Reimbursements(2)..............          %
                                                                           -
Net Annual Fund Operating Expenses...............................          %
                                                                           -

(1) Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.

(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

EXPENSE EXAMPLE:

          You may use this hypothetical example to compare the cost of investing in each class of the Fund with other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR                    3 YEARS
Institutional Shares               $                         $



A DETAILED LOOK
-------------------------------------------------------------------------------
AT GLOBAL TECHNOLOGY FUND

OBJECTIVE

          The Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

STRATEGY

          The Fund invests primarily in equity securities of technology companies of all market capitalizations. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund invests primarily in developed countries, but may also invest in emerging market countries.(1) The Fund tends to have a heavier weighting of its assets in the United States, Europe and Japan, although this may change. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

          Technology companies are companies involved in the development, research and production, distribution and sales of technology products and services. These may include computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors and capital equipment, media and information services, Internet, pharmaceuticals, biomedical and medical technologies and other technology-related industries.

PRINCIPAL INVESTMENTS

          Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of technology companies. These companies may be located in the US or abroad and may have operations in more than 1 country. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

          The Fund may invest in companies of varying market capitalizations. The Fund may also participate in the Initial Public Offering ("IPO") market.

INVESTMENT PROCESS

          The Fund seeks to identify technology companies with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner.


(1) An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization.

          The Fund uses a qualitative technique and, to a lesser extent, a quantitative technique when it analyzes companies for investment. The Fund's qualitative technique involves examining a company's technology, management, business model, market potential and competitors. The Fund's quantitative technique involves examining a company's revenue growth rate, quality of balance sheet, return on equity, price-to-earnings and price-to-book ratios, and market capitalization relative to sales.

          The Fund will attempt to modify portfolio composition to benefit from changing relative performance among various industries affected by new or emerging technologies. The Fund will consider selling a security when the company is experiencing deteriorating fundamentals or changes in management; a relatively more attractive stock emerges; or the industry in which the company operates is undergoing a shift in focus or industry dynamics (this may include changing government regulation or maturing of technology in an industry, to rebalance the portfolio or in other circumstances when the Advisors deem a sale appropriate.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as "DERIVATIVES" to protect its assets increase its exposure to an asset class. The Fund primarily uses FUTURES, OPTIONS, OPTIONS ON FUTURES AND OPTIONS ON STOCKS, INDEX
FUTURES and FORWARD CURRENCY CONTRACTS. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

Generally, a DERIVATIVE is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

FUTURES AND OPTIONS ON FUTURES CONTRACTS are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

FORWARD CURRENCY TRANSACTIONS are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions are used as hedges and, where possible, to add investment returns.

TEMPORARY DEFENSIVE STRATEGY. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash or money market instruments, as the Advisors deem appropriate. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

BELOW WE HAVE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT BOTH TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE CANNOT GUARANTEE THAT WE WILL SUCCEED.

PRIMARY RISKS

GENERAL STOCK RISK. An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies as well as to general economic conditions that affect particular industry sectors as a whole. No one can predict with certainty how the markets or stock prices will behave in the future.

MARKET SECTOR RISK. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent upon consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly and move in unison with one another. Accordingly, the Fund's share price may be more volatile than a fund with a more broadly diversified portfolio.

FOREIGN INVESTING RISK. Investing in foreign companies may have different risks than investing in US companies. An investment in a foreign company may be affected by developments, including political developments that are unique to that market. These developments may not affect the US economy or the prices of US securities in the same manner. Therefore, the prices of foreign common stocks may, at times, move in a different direction than the prices of US common stocks. Financial reporting standards for companies based in foreign markets may differ from those in the United States.

- MARKET AND REGULATORY RISK. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Stocks that trade less frequently can be more difficult or more costly to buy or sell than more liquid or active stocks. Generally, foreign exchanges are smaller and less liquid than the US market. Additionally, some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

- POLITICAL RISK. Profound social changes and business practices that depart from developed stock market norms have hindered the growth of the national stock market in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. In many countries, particularly in Eastern Europe and Asia, stock exchanges have operated largely without regulation and in the absence of laws or precedents protecting the rights of private ownership and foreign investors. All these threats remain a part of emerging market investing today.

- INFORMATION RISK. Emerging market accounting, auditing, and financial reporting and disclosure standards tend to be far less stringent than those of developed markets. And the risks of investors acting on incomplete, inaccurate or deliberately misleading information are correspondingly greater. Compounding the problem, local investment research often lacks the sophistication to spot potential pitfalls.

- CURRENCY RISK. The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the value of the US dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in its home country.

- REGIONAL RISK. The Fund may invest a significant portion of its assets in specific regions or countries. The Fund is therefore exposed to the risks associated with that region or country and could be subject to greater risk due to unanticipated and negative economic events, actions by foreign governments, currency movements and/or market action in such countries or regions.

SMALL- AND MID-SIZED COMPANY RISK. The Fund invests in the shares of large, well-established companies and small- and mid-sized companies. Investing in small- and mid-sized companies poses unique risks. The stocks of small- and mid-sized companies tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small- and mid-sized companies, since they lack a large company's financial resources to deal with setbacks. Managers of small- and mid-sized companies may have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, stocks of small- and mid-sized companies are typically less liquid than stocks of large companies.

SECONDARY RISKS

EMERGING MARKETS RISK. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and more vulnerable to capital flight.

DERIVATIVES RISK. Although not one of its principal investment strategies, the Fund may invest in FORWARDS, FUTURES, OPTIONS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON STOCKS and INDEX FURTURES which are types of derivatives. Risks associated with derivatives include:

- the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;
- derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

IPO RISK. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as it has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

EURO RISK. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

- changes in the relative strength and value of the US dollar or other major currencies:
- adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
-    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

PORTFOLIO MANAGERS

          DWS is the Sub-Advisor to the Fund. The following portfolio managers at DWS share primary responsibility for the day-to-day management of the Fund:

- WALTER HOLICK is head of technology sector fund management at DWS. Mr. Holick has a Masters in Social Science (Money, Banking and Finance) from the University of Birmingham (UK) and has been a fund manager at DWS since 1990.

- FREDERIC FAYOLLE has an MBA in finance from the University of Michigan Business School. Prior to joining DWS as a fund manager in June 2000, Mr. Fayolle had ten years of experience in the United States electronics industry.

- THOMAS SCHUESSLER holds a doctorate in physics from the University of Heidelberg. He has several years of research experience in laser and atomic physics.

ADDITIONAL PERFORMANCE INFORMATION

          The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Technologiefonds, a mutual fund organized in Germany and managed by the portfolio managers employed by the Fund's Sub-Advisor. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

          The performance data below lists the prior performance of DWS Technologiefonds, not the prior performance of the Fund. DWS Technologiefonds has substantially the same investment objective and policies of the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

TOTAL RETURN

------------------------------- ----------------------------- ---------------------------------

                                 DWS TECHNOLOGIEFONDS (USD)
                                          RETURNS                  MSCI WORLD INFORMATION
             YEAR                      (NET OF FEES)            TECHNOLOGY INDEX RETURNS(1)
------------------------------- ----------------------------- ---------------------------------
             1984                                                            %
------------------------------- ----------------------------- ---------------------------------
             1985                                                            %
------------------------------- ----------------------------- ---------------------------------
             1986                                                            %
------------------------------- ----------------------------- ---------------------------------
             1987                                                            %
------------------------------- ----------------------------- ---------------------------------
             1988                                                            %
------------------------------- ----------------------------- ---------------------------------
             1989                                                            %
------------------------------- ----------------------------- ---------------------------------
             1990                                                            %
------------------------------- ----------------------------- ---------------------------------

------------------------------- ----------------------------- ---------------------------------
             1991                                                            %
------------------------------- ----------------------------- ---------------------------------
             1992                                                            %
------------------------------- ----------------------------- ---------------------------------
             1993                                                            %
------------------------------- ----------------------------- ---------------------------------
             1994                                                            %
------------------------------- ----------------------------- ---------------------------------
             1995                                                            %
------------------------------- ----------------------------- ---------------------------------
             1996                                                            %
------------------------------- ----------------------------- ---------------------------------
             1997                                                            %
------------------------------- ----------------------------- ---------------------------------
             1998                                                            %
------------------------------- ----------------------------- ---------------------------------
             1999                                                            %
------------------------------- ----------------------------- ---------------------------------
             2000                                                            %
------------------------------- ----------------------------- ---------------------------------

ANNUALIZED RATES OF RETURN (2):

------------------------------------------ ---------- ----------- ------------- ------------- ------------- ------------------
                                              YTD       1 YEAR       3 YEAR        5 YEAR       10 YEAR       10/31/1983 TO
                                                                     (ANN.)        (ANN.)        (ANN.)         12/31/00
------------------------------------------ ---------- ----------- ------------- ------------- ------------- ------------------
DWS TECHNOLOGIEFONDS (USD) RETURNS             %          %            %             %             %                %
MSCI WORLD INFORMATION TECHNOLOGY INDEX
(USD) RETURNS                                  %          %            %             %             %                %
------------------------------------------ ---------- ----------- ------------- ------------- ------------- ------------------

(1)
(2) The figures shown are for the periods ended December 31, 2000.

          The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

          The performance information shown for DWS Technologiefonds is NET of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of the Institutional Shares of the Global Technology Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

          To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

INFORMATION
CONCERNING ALL FUNDS

MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS. A Board of Directors supervises for each Fund all of the Fund's activities on behalf of the Fund's shareholders.

INVESTMENT ADVISORS. Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor and DWS International Portfolio Management GmbH ("DWS" or "Sub-Advisor") is the sub-advisor to each of the Funds. (ICCC and DWS collectively are referred to as the "Advisors".) ICCC is also the investment advisor to other mutual funds in the Flag Investors family of funds. These funds had approximately $__ billion of net assets as of December 31, 2000.

          ICCC and DWS are indirect, wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

          ICCC is responsible for supervising and managing all of the Funds' operations, including overseeing the performance of DWS. DWS is responsible for decisions to buy and sell securities for the Funds, for broker-dealer selection, and for negotiation of commission rates.

          As compensation for its services, ICCC is entitled to receive from each Fund a fee equal to 1.00% of the Fund's average daily net assets. ICCC compensates DWS out of its advisory fee.

ORGANIZATIONAL STRUCTURE

          The Funds are organized as series of an open-end investment company and are organized as a Maryland corporation. Each Fund currently invests its assets directly in securities. In the future, upon approval by a majority vote of the Board of Directors, each Fund may be reorganized into a master-feeder structure. Each Fund would then become a "feeder fund" investing all of its assets in a corresponding "Master Portfolio." Should the Directors approve the reorganization, each Fund and its Master Portfolio would have the same investment objective.

ADMINISTRATOR

          ICCC provides administration services to the Funds. ICCC supervises the day-to-day operations of the Funds, including the preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which shares are distributed and, subject to the supervision of the Funds' Board of Directors, oversight of the relationship between the Funds and their other service providers. ICCC is also the Funds' transfer and dividend disbursing agent and provides accounting services to the Funds.


CALCULATING A FUND'S SHARE PRICE

          The price you pay when you buy shares or receive when you redeem shares is based on a Fund's net asset value per share. The net asset value per share of each class of a Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 p.m. (Eastern Time), it could be earlier, particularly on a day before a holiday. Contact the Transfer Agent for information about whether the Fund will close early before a particular holiday.

          Because the Funds own foreign securities that trade in foreign markets on days the Exchange may be closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange shares. The net asset value per share of a class is calculated by subtracting the liabilities attributable to a class from its proportionate share of a Fund's assets and dividing the result by the number of outstanding shares of the class. Because the different classes have different distribution or service fees, their net asset values may differ. The net asset value per share of a class is calculated by subtracting the liabilities attributable to the Institutional Shares from its proportionate share of the Fund's assets and dividing the result by the number of outstanding Institutional Shares.

          In valuing its assets, a Fund's investments are priced at their market value. When price quotes for particular securities are not readily available or when they may be unreliable, the securities are priced at their "fair value" using procedures approved by the Board.

          You may buy or redeem Institutional Shares on any day the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

          The following sections describe how to buy and redeem Institutional Shares.

BUYING AND SELLING FUND SHARES

You may buy Institutional Shares if you are any of the following:

- An eligible institution (e.g., a financial institution, corporation, investment counselor, trust, estate or educational, religious or charitable institution or a qualified retirement plan other than a defined contribution plan).

-    A defined contribution plan with assets of at least $75 million.

- An investment advisory affiliate of DB Alex. Brown LLC or the Flag Investors family of funds purchasing shares for the accounts of your investment advisory clients.

          You may buy Institutional shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In this connection, the Fund specifically reserves the right to refuse (i) any purchase or exchange request or (ii) multiple purchase or exchange requests, submitted by a shareholder, group of shareholders, commonly controlled accounts or a dealer, that are deemed by the Fund, in its sole discretion, to involve excessive trading or to be part of a market timing strategy. For these purposes, the Fund may consider, among other factors, an investor's trading history in the Fund or an affiliated fund, the funds involved, the amount of the investment and the background of the investors or dealers involved.

INVESTMENT MINIMUMS

         Your initial investment must be at least $500,000.

         The following are exceptions to this minimum:

- There is no minimum initial investment for investment advisory affiliates of DB Alex. Brown LLC or the Flag Investors family of funds purchasing shares for the accounts of their investment advisory clients.

- There is no minimum initial investment for defined contribution plans with assets of at least $75 million.

- The minimum initial investment for all other qualified retirement plans is $1 million.

         There are no minimums for subsequent investments.

PURCHASES BY EXCHANGE

          You may exchange Institutional shares of any other Flag Investors fund for an equal dollar amount of Institutional Shares of the Fund up to four times a year. The Fund may modify or terminate this offer of exchange upon 60 days' notice.

          You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.

HOW TO REDEEM SHARES

          You may redeem Institutional Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If your shares are in an account with the Fund, you may also redeem them by contacting the Transfer Agent by mail or (if you are redeeming less than $500,000) by telephone. You will be paid for redeemed shares by wire transfer of funds to your securities dealer, servicing agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

          Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

          If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in-kind under certain circumstances.


TELEPHONE TRANSACTIONS

          If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $500,000 or exchange them for Institutional shares of another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

          The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

          During periods of economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.

DIVIDENDS AND DISTRIBUTIONS

          Each Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of dividends and to distribute net realized capital gains at least annually.

TAX CONSIDERATIONS

          The following summary is based on current tax laws, which may change.

          The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. tax laws will not be taxable. Each sale or exchange of the Fund's shares is generally a taxable event, except for a sale or exchange by a retirement plan that qualifies for tax-exempt treatment under U.S. tax laws.

          If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gains distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

          If you are a non-US investor in a Fund you may be subject to US withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Fund.

          Under certain circumstances, a Fund may elect to pass-through to you your pro-rata share of foreign taxes paid by a Fund. A Fund will notify you if it intends to make such an election.

          More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state and local income taxes.

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Investment Sub-Advisor
DWS INTERNATIONAL PORTFOLIO MANAGEMENT GMBH
Grueneburgweg 113-115
60323 Frankfurt am Main
Germany

Distributor                                 Custodian
ICC DISTRIBUTORS, INC.                      INVESTORS BANK & TRUST COMPANIES
                                            200 Clarendon Street
                                            Boston, Massachusetts 02116


Administrator and Transfer Agent            Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.            MORGAN, LEWIS & BOCKIUS LLP
One South Street                            1701 Market Street
Baltimore, Maryland 21202                   Philadelphia, Pennsylvania  19103
1-800-553-8080

Independent Accountants

                                   [Flag Logo]

You can find more detailed information about each Fund in the current Statement of Additional Information, dated March ___, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at

                                    Flag Investors Funds
                                    PO Box 515
                                    Baltimore, MD  21203
                                    www.flaginvestors.com

or call our toll-free number:       1-800-767-FLAG

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.

GLOBAL FINANCIAL SERVICES FUND
GLOBAL BIOTECHNOLOGY FUND
GLOBAL TECHNOLOGY FUND

Distributed by:                                               CUSIP #
ICC Distributors, Inc.                                        CUSIP #
Two Portland Square                                           CUSIP #
Portland, ME  04101                                           811-4827
                                                              _________ (03/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                            FLAG INVESTORS FUNDS, INC.
                         GLOBAL FINANCIAL SERVICES FUND
                            GLOBAL BIOTECHNOLOGY FUND
                             GLOBAL TECHNOLOGY FUND


                                One South Street
                            Baltimore, Maryland 21202



          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
  IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS. A COPY OF THE PROSPECTUS
   MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR SHAREHOLDER
      SERVICING AGENT OR BY WRITING OR CALLING THE FUND, ONE SOUTH STREET,
                   BALTIMORE, MARYLAND 21202, (800) 767-FLAG.




          Statement of Additional Information Dated______________, 2001 relating to Prospectus Dated______________, 2001 for:

     Global Financial Services Fund Class A, B, C, and Institutional Shares,
      Global Biotechnology Fund Class A, B, C and Institutional Shares and
          Global Technology Fund Class A, B, C and Institutional Shares

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
GENERAL INFORMATION AND HISTORY.............................................1
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............................1
INVESTMENT OBJECTIVES AND POLICIES.........................................29
PORTFOLIO TURNOVER.........................................................31
WHAT DO SHARES COST?.......................................................31
HOW ARE THE FUNDS SOLD?....................................................33
DISTRIBUTION AND SERVICES PLANS............................................34
REDEMPTION.................................................................34
ACCOUNT AND SHARE INFORMATION..............................................35
TAX INFORMATION............................................................36
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?............................37
ADMINISTRATOR..............................................................43
BROKERAGE TRANSACTIONS.....................................................44
CAPITAL STOCK..............................................................45
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING AGENT.............................45
SMEI-ANNUAL REPORTS AND ANNUAL REPORTS.....................................46
INDEPENDENT ACCOUNTANTS....................................................46
LEGAL MATTERS..............................................................46
PERRFOMANCE INFORMATION....................................................46
APPENDIX...................................................................48
ADDRESSES..................................................................64

GENERAL INFORMATION AND HISTORY
Flag Investors Funds, Inc. (the "Corporation") is an open-end management investment company with diversified and non-diversified series. Under the rules and regulations of the Securities and Exchange Commission ("SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Corporation is currently comprised of nine funds. This Statement of Additional Information describes the Class A, Class B, Class C and Institutional Shares (collectively, the "Shares") for each of the following funds: Global Financial Services Fund, Global Biotechnology Fund and Global Technology Fund, (collectively, the "Funds").

Important information concerning the Corporation and the Funds is included in the Funds' Prospectuses, which may be obtained without charge from the Funds' distributor (the "Distributor") or from Participating Dealers that offer Shares to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Corporation and its business that is contained in the Registration Statement relating to the Funds and their shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

The Corporation was incorporated under the laws of the State of Maryland on May 22, 1997. The Corporation filed a registration statement with the SEC registering itself as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its Shares under the Securities Act of 1933, as amended (the "Securities Act"). The Corporation currently offers nine funds, three of which are described in this Statement of Additional Information. Global Financial Services Fund, Global Biotechnology Fund and Global Technology Fund were not offered prior to the date of this Statement of Additional Information.

Under a license agreement dated September 1, 2000, between the Corporation and Alex. Brown & Sons Incorporated (predecessor to DB Alex. Brown LLC), Alex. Brown & Sons Incorporated licenses to the Corporation the "Flag Investors" name and logo but retains the rights to that name and logo, including the right to permit other investment companies to use them.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVE AND POLICIES

     GLOBAL FINANCIAL SERVICES FUND

The Global Financial Services Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

The Fund seeks to maximize total return by investing primarily in equity securities of financial services companies. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund invests primarily in developed countries, but may also invest in emerging market countries. The Fund may also invest in equity securities of software and technology companies that focus on developing and producing products for the financial services industry.

The Fund's investment process combines bottom-up research and analysis of companies with top-down research and analysis of global and regional trends. The Fund's bottom-up research and analysis of companies seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies possess, in the opinion of the Advisors, one or more of the following characteristics: a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation, or attention to specialty markets. The Fund will also assess factors such as company management, market position and the diversification of the company's earnings. No one characteristic or factor is determinative, and the analysis may differ by company and region.

The Fund's top-down research focuses on global and regional trends such as deregulation, local and cross-border consolidation, and regional economic and financial conditions. The Fund will assess these trends as they impact the financial services industry globally, regionally and locally, as well as across the different sub-sectors of the financial services industry.

     GLOBAL BIOTECHNOLOGY FUND

The Global Biotechnology Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

The Fund seeks to achieve its goal by investing primarily in equity securities of companies that the Fund expects will benefit from their involvement in the biotechnology industry. These companies may be located in the US or abroad and may have operations in more than 1 country. Investments abroad will be primarily in developed countries.

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

     GLOBAL TECHNOLOGY FUND

The Global Technology Fund invests to maximize total return. While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective.

The Fund invests primarily in equity securities of technology companies of all market capitalizations. These companies may be located in the US or abroad and may have operations in more than 1 country. The Fund invests primarily in developed countries, but may also invest in emerging market countries.The Fund tends to have a heavier weighting of its assets in the United States, Europe and Japan, although this may change. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

Technology companies are companies involved in the development, research and production, distribution and sales of technology products and services. These may include computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors and capital equipment, media and information services, Internet, pharmaceuticals, biomedical and medical technology and other technology-related industries.

ALL FUNDS
While the principal investment policies and strategies for seeking to achieve these objectives are described in the Funds' Prospectuses, the Funds may from time to time also use the securities, instruments, policies and principal and non-principal strategies described below in seeking to achieve their objectives. The Funds may not be successful in achieving their objectives and you could lose money.

SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a:
-    P = PRINCIPAL investment of a Fund; (shaded in chart)
-    A = ACCEPTABLE (but not principal) investment of a Fund; or
-    N = NOT AN ACCEPTABLE investment of a Fund.

--------------------------------------- ---------------------------- --------------------------- ---------------------------
                                             Global Financial            Global Biotechnology          Global Technology
                                             Services Fund                       Fund                         Fund
--------------------------------------- ---------------------------- --------------------------- ---------------------------
EQUITY SECURITIES
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Common Stocks                                     P                           P                           P
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Initial Public Offerings (IPOs)                   A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Preferred Stocks                                  A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Private Equity                                    A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Stock Baskets                                     A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Real Estate Investment Trusts                     A                           N                           N
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Warrants or Rights                                A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
FIXED INCOME SECURITIES
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Treasury Securities                               A                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Agency Securities                                 N                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Corporate Debt Securities                         N                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Commercial Paper                                  N                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Demand Instruments                                N                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Insurance Contracts                               N                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Brady Bonds                                       N                           N                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
CONVERTIBLE SECURITIES                               P                           A                           P
--------------------------------------- ---------------------------- --------------------------- ---------------------------
FOREIGN SECURITIES
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Direct Investments                                A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   American Depositary Receipts                      P                           P                           P
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Global Depository Receipts                        P                           P                           P
--------------------------------------- ---------------------------- --------------------------- ---------------------------
DERIVATIVE CONTRACTS
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Options                                           A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Options of securities indexes                     A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Foreign currency forward contracts                A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Futures Contracts (i.e. Index)                    A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Warrants of Futures Contracts
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Currency Exchange Transactions
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Options on futures contracts                      A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
SPECIAL TRANSACTIONS
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Borrowing                                         A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Repurchase Agreements                             A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Reverse Repurchase Agreements                     A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   When-Issued or Delayed Delivery
   Transactions                                      A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Securities Lending                                A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Currency Hedges                                   A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------
INVESTING IN SECURITIES OF OTHER
INVESTMENT COMPANIES
--------------------------------------- ---------------------------- --------------------------- ---------------------------
   Exchange Traded Funds (ETFs)                      A                           A                           A
--------------------------------------- ---------------------------- --------------------------- ---------------------------

EQUITY SECURITIES
Each Fund may invest in the equity securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. As used herein, "equity securities" include common stock, preferred stock, trust or limited partnership interests, rights and warrants (to subscribe to or purchase such securities) and convertible securities (consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.)

     COMMON STOCK
     Common stocks, the most familiar type of equity securities, represent an equity (i.e., ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, as well as, changes in overall market and economic conditions. This affects the value of the shares of the Funds, and thus the value of your investment. Smaller companies are more sensitive to these factors than larger companies.

     WARRANTS
     Each Fund may purchase warrants in value of up to 10% of the Fund's net assets. Warrants are securities that give the Funds the right but not the obligation to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a specified period (or in perpetuity). Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus, is a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.

     While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, changes in the market value of a warrant may not necessarily correlate with that of the underlying security. A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject. The purchase of warrants involves a risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The value of the warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in the interest rates or dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Also warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company.

     PREFERRED STOCKS
     Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends) over common stock but is subordinated (i.e., ranks lower) in liquidation than fixed income securities. Dividends on preferred stocks may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

     All preferred stocks are subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of an issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Services ("S&P") and Moody's Investors Service, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have to be an eligible instrument of a Fund. Generally, however, the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisors. Preferred stocks rated CCC by S&P are regarded as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among rated securities between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's ratings with respect to preferred stocks do not purport to indicate the future status of payment of dividends.

     CONVERTIBLE SECURITIES
     A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are generally subordinate to non-convertible debt securities. While providing a fixed income stream, generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock in to which it is convertible. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Funds may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Funds could realize an additional $2 per share by converting its fixed income securities.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claim on assets and earnings are subordinated to the claims of all creditors and senior to the claims of common shareholders.

     In general, the market value of a convertible security is the greater of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     INITIAL PUBLIC OFFERINGS ("IPOS")
     Each Fund may invest in IPOs. IPOs may be very volatile, rising and falling rapidly based on, among other reasons, investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance effect on a portfolio with a small asset base. A Fund may not experience a similar impact on its performance as its assets grow, as it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

FIXED INCOME SECURITIES (GLOBAL FINANCIAL SERVICES FUND AND GLOBAL TECHNOLOGY FUND ONLY)
Fixed income securities, including (but not limited to) bonds, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income securities in a Fund's portfolio generally varies inversely with the changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining interest rates, the yield (the income generated over a stated period of time) of a Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund may tend to be lower. Also, when the interest rates are falling, the inflow of net new money to the Funds experiencing the impact of the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of a Fund's portfolio, thereby reducing the yield of a Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

     FIXED INCOME SECURITY RISK
     Fixed income securities generally expose a Fund to four types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in a Fund's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to a Fund); and (4) prepayment risk or call risk (the likelihood that, during a period of falling interest rates, securities with high stated interest rates will be prepaid, or "called" prior to maturity, requiring a Fund to invest the proceeds at the generally lower interest rates).

     DEMAND INSTRUMENTS (GLOBAL TECHNOLOGY FUND ONLY)
     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Each Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     INSURANCE CONTRACTS (GLOBAL TECHNOLOGY FUND ONLY)
     Insurance contracts include guaranteed investment contracts, funding agreements and annuities. Each Fund treats these contracts as fixed income securities.

SHORT-TERM INSTRUMENTS
     Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, are deemed to be of comparable quality in the opinion of the Advisors; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (5) repurchase agreements. At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's; outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of the Advisors. These instruments may be denominated in U.S. dollars or in foreign currencies.

     Short-term instruments also include credit balances and bank certificates of deposit, discounted treasury notes and bills issued by Germany, the states of Germany, the European Union, OECD Members or quasi-governmental entities of any of the foregoing.

     Up to 49% of the net assets of each Fund may temporarily invest in bank deposits and money market instruments maturing in less than 12 months, as a measure taken in the Advisors' judgment during, or in anticipation of, adverse market conditions, to meet anticipated expenses or for day-to-day operating. When the Fund experiences large cash inflows, for example through the sale of securities, and attractive investments are unavailable in sufficient quantities, the Funds may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such investments.

     In addition, when in the opinion of the Advisors, it is advisable to adopt a temporary defensive position because of unusual and adverse market or other conditions, up to 100% of a Fund's assets may be invested in such short-term instruments. Under normal circumstances each Fund will purchase bank deposits and money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. However, for each Fund, certificates of deposit from the same credit institution may not account for more than [10%] of a Fund's total assets.


DERIVATIVE SECURITIES
The Funds may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. For example, the Funds may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the Funds from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Funds will limit the leverage created by its use of derivatives for investment purposes by "covering" such positions as required by the SEC. The Advisors may use derivatives in circumstances where the Advisors believe they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Funds. The use of derivatives for non-hedging purposes may be considered speculative.

A Fund's investment in options, futures or forward contracts, and similar strategies depend on the Advisors' judgment as to the potential risks and rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Advisors apply a hedge at an inappropriate time or judge price trends incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

Many derivative contracts are traded on securities or commodities exchanges. Derivative contracts bought and sold by the Funds must be admitted to official listing on a recognized futures or securities exchange and the securities underlying the options are within the applicable investment objective and policies of the Funds. These exchanges set all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allow investors to close out their contracts by entering into offsetting contracts. These options place greater reliance on the dealer to fulfill the terms of the options, and therefore entail greater risk to the Funds.

Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets.

     OPTIONS ON SECURITIES
     The Funds may purchase and write (sell) put and call options on stocks. Options are rights, but not obligations to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

     Each Fund may write (sell) covered call and put options to a limited extent (the limit being 20%) on their portfolio securities ("covered options") in an attempt to increase income through the premiums they receive for writing the option(s). However, in return for the premium, the Funds may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Funds.

     A call option written by a Fund is "covered" if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by a Fund in cash or liquid securities.

     When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

     A put option written by a Fund is "covered" when, among other things, cash or liquid securities acceptable to the broker are placed in a segregated account to fulfill the obligations undertaken. When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Funds will only write put options involving securities for which a determination is made at the time the option is written that the Funds wish to acquire the securities at the exercise price.

     A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." A Fund will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Fund may enter into a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on the Fund's books.

     A Fund may also purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held by the Fund at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities that the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     All options on securities purchased or sold by a Fund will be traded on a securities exchange.

     There is no limitation on the percentage of the options that may be purchased or written by a Fund. However, the strike prices of the securities options, together with the strike prices of the securities that underlie other securities options already purchased or granted for the account of each Fund, may not exceed 20% of net assets of the Fund. Options on securities may be purchased or granted to a third party only to the extent that the strike prices of such options, together with the strike prices of options on securities of the same issuer already purchased by or granted for the account of a Fund, do not exceed 10% of the net assets of the Fund. Options on securities may only be written (sold) to the extent that the strike prices of such options, together with the strike prices of options on securities of the same issuer already written for the account of a Fund, do not exceed 2% of the net assets of the Fund. When an option transaction is offset by a back- to-back transaction (e.g., where a Fund writes a put option on a security and purchases a put option on the same security having the same expiration date), these two transactions will not be counted for purposes of the limits set forth in this paragraph.

     OPTIONS ON SECURITIES INDICES
     The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

     Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

     The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities.

     As discussed above in "Options on Securities," a Fund would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Funds, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Funds would ordinarily have a gain if the value of the underlying securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     As discussed above in "Options on Securities," a Fund would normally purchase put options in anticipation of a decline in the market value of the relevant index ("protective puts"). The purchase of a put option would entitle the Funds, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the index. The Fund would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Advisors' ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the Advisors believe the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisors believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisors may be forced to liquidate portfolio securities to meet settlement obligations. A Fund's activities in index options may also be restricted by the requirements of the Internal Revenue Code, as amended (the "Code") for qualification as a regulated investment company.

     In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets and that may adversely affect the value of any options held by the Funds. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     OPTIONS ON FOREIGN SECURITIES INDICES
     A Fund may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. A Fund may also purchase and write OTC Options on foreign stock indices.

     A Fund may, to the extent allowed by federal securities laws, invest in securities indices instead of investing directly in individual non-U.S. securities . A Fund may also use foreign stock index options for hedging purposes.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
     A Fund may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in a futures contract.

     A Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies both to manage their exposure to changing interest rates, securities prices and currency exchange rates and as an efficient means of managing allocations between asset classes. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be "bona fide hedging" will not exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

     The successful use of futures contracts and options thereon draws upon the Advisors' skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the price of the futures contracts and options on the value of the securities or currency in the Funds. Successful use of futures or options contracts is further dependent on the Advisors' ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that their judgment will be correct.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

     At the same time a futures contract is entered into, the Fund must allocate cash or liquid securities as a deposit payment ("initial margin"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, and each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some, but not many, cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it enters into futures contracts.

     When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index or a financial instrument. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index or a financial instrument. When a Fund purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument or index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out, by entering into an opposing contract, before then.

     When a Fund purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the notional amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract may be much greater than the amount of the Fund's initial margin deposit.

     The purpose of the acquisition or sale of a futures contract, in cases where the Fund holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities held by the Fund to decline), the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could seek to accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities held by the Fund), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The segregated assets maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the Advisors may still not result in a successful transaction.

     In addition, futures contracts entail other significant risks. Although the Advisors believe that use of such contracts will benefit the Fund, if the Advisors' investment judgment about the general direction of interest rates or an index is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its portfolio and interest rates decrease or securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     FUTURES CONTRACTS ON SECURITIES INDICES
     The Funds may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of U.S. or non-U.S. securities. This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position.

     When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which, the Advisors believe, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

     For the purpose of hedging a Fund's assets, the Fund may sell (but not purchase) stock index or interest rate futures contracts and may purchase put or call options on futures contracts, options on securities indices and any of the warrants described above. Any such transaction will be considered a hedging transaction, and not subject to the limitations on non-hedging transactions stated below, to the extent that (1) in the case of stock index futures, options on securities indices and warrants thereon, the contract value does not exceed the market value of the shares held by the Fund for which the hedge is intended and such shares are admitted to official listing on a stock exchange in the country in which the relevant futures or securities exchange is based or (2) in the case of interest rate futures and options on securities indices and warrants thereon, the contract value does not exceed the interest rate exposure associated with the assets held in the applicable currency by the Fund. In carrying out a particular hedging strategy, a Fund may sell futures contracts and purchase options or warrants based on securities, financial instruments or indices that have issuers, maturities or other characteristics that do not precisely match those of the Fund's assets for which such hedge is intended, thereby creating a risk that the futures, options or warrants position will not mirror the performance of such assets. A Fund may also enter into transactions in futures contracts, options on futures, options on indices and warrants for non-hedging purposes, as described below.

     OPTIONS ON FUTURES CONTRACTS (INCLUDING FUTURES CONTRACTS ON SECURITIES INDICES)
     The Funds may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

     The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the premium received for writing the option ("exercise price"), the Fund will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in the Fund's holdings.

     The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

     If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

     The amount of risk a Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     Each Fund may purchase or sell stock index or interest rate futures contracts, put or call options on futures, options on securities indices and warrants other than for hedging purposes. Each Fund may enter into transactions for non-hedging purposes only to the extent that (1) the underlying contract values, together with the contract values of any instrument then held by the Fund for non-hedging purposes, do not exceed in the aggregate 20% of the net assets of the Fund and (2) such instruments relate to categories of assets which the Fund is permitted to hold.

     WARRANTS ON FUTURES CONTRACTS
     Each Fund may purchase warrants which, like options on futures contracts and options on securities indices, entitle the holder to purchase or sell a futures contract or to a cash payment reflecting the price fluctuation in an index of securities. A Fund may also purchase warrants that entitle the holder to a cash payment reflecting the fluctuation in the value of certain financial futures contracts. Warrants on futures contracts and warrants on securities indices differ from the equivalent options in that: (1) they are securities issued by a financial institution/special purpose issuer rather than contracts entered into with a futures exchange and (2) they are traded on a securities exchange rather than on a futures exchange. The use of warrants will generally entail the same risks that are associated with a Fund's positions in options on futures and options on securities indices.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS
     There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

     COMBINED POSITIONS
     Each Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     POSITION LIMITS
     Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.



     OTHER LIMITATIONS
     The Commodity Exchange Act prohibits U.S. persons, such as a Fund, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, no Fund will engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable CFTC regulations or CFTC staff advisories, interpretations and no action letters. In addition, in order to assure that a Fund will not be considered a "commodity pool" for purposes of CFTC rules, the Fund will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules or
     (2) no more than 5% of the Fund's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS
     Each Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums. In addition, each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

     STOCK BASKETS
     Each Fund may invest in stock baskets. A stock basket is a group of stocks that is formed with the intention of either being bought or sold all at once, usually to perform index arbitrage (an investment/trading strategy which exploits divergence between actual and theoretical futures prices) or a hedging program.

SECURITIES OF NON-U.S. ISSUERS
The Funds may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") or other similar securities representing ownership of securities of non-U.S. issuers held in trust by a bank or similar financial institution. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., European and international securities markets, ADRs, and GDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-U.S. securities to which they relate.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Funds may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is generally limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses (including advisory fees of such other investment companies) and may result in a duplication of fees and expenses.

The Funds consider an issuer to be based in a country if:
-    it is headquartered in the country; or
-    it has primary operations in the country.

     INVESTMENTS IN AMERICAN AND GLOBAL DEPOSITORY RECEIPTS
     Each Fund may invest in non-U.S. securities in the form of ADRs or GDRs. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying non-U.S. securities . Generally, ADRs, in registered form, are designed for use in U.S. securities markets and GDRs in bearer form, are designed for use in European and international securities markets. An ADR or GDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

     FOREIGN GOVERNMENT DEBT SECURITIES (GLOBAL FINANCIAL SERVICES FUND AND GLOBAL TECHNOLOGY FUND ONLY)
     Each Fund may invest in foreign government debt securities which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, "sovereign debt obligations"). Sovereign debt obligations, especially those of developing countries, may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

     Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include (but are not limited to) the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the Inter-American Development Bank. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the World Bank, the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



     BRADY BONDS (GLOBAL TECHNOLOGY FUND ONLY)
     Each Fund may invest in so-called "Brady Bonds," which are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.

     U.S. dollar-denominated collateralized Brady Bonds which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds that have the same maturity as the stated bonds. Interest payments on such bonds generally are collateralized by cash or liquid securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

     REGION AND COUNTRY INVESTING
     A Fund may focus their investments in a particular region and/or in one or more foreign countries. Focusing the Funds' investments in a particular region or country will subject the Funds (to a greater extent than if its investments in such region or country were more diversified) to the risks of adverse securities markets, exchange rates and social, political or economic developments which may occur in that particular region or country.

CURRENCY MANAGEMENT
In connection with the Funds' investments denominated in foreign currencies, the Advisors may choose to utilize a variety of currency management (hedging) strategies. The Advisors seek to take advantage of different yield, risk and return characteristics that different currencies, currency denominations and countries can provide to U.S. investors. In doing so, the Advisors will consider such factors as the outlook for currency relationships; current and anticipated interest rates; levels of inflation within various countries; prospects for relative economic growth; and government policies influencing currency exchange rates and business conditions. There can be no guarantee that any currency management strategies will be successful and they could result in losses that are not otherwise offset by gains in a Fund's portfolio securities.

     CURRENCY EXCHANGE TRANSACTIONS
     Because the Funds may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds from time to time may enter into currency exchange transactions to convert to and from different currencies and to convert foreign currencies to and from the U.S. dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market or use forward currency exchange contracts (discussed below) to purchase or sell currencies.

     CURRENCY HEDGING
     The Funds' currency hedging strategies will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Funds may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

     Currency hedging may be important because a decline in the U.S. dollar value of a foreign currency in which the Funds' securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities they hold, the Funds may purchase foreign currency put options. If the value of the foreign currency does decline, the Funds will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of their securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Funds may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Funds derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges may limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also may limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Funds may not be able to contract to sell a currency at a price above the devaluation level they anticipate.

     FORWARD CURRENCY EXCHANGE CONTRACTS
     A forward currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. The Funds maintain with their custodian a segregated account of cash or liquid securities in an amount at least equal to their obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Each Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisors' long-term investment decisions, each Fund will not routinely enter into currency hedging transactions with respect to securities transactions; however, the Advisors believe that it is important to have the flexibility to enter into currency hedging transactions when they determine that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of any hedging strategy involves risk.

     While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if they had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

     OPTIONS ON FOREIGN CURRENCIES
     Each Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, a Fund may purchase call options on currency when the Advisors anticipate that the currency will appreciate in value.

     Each Fund may also write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     Each Fund may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is covered if a Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration identified on a Fund's books) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is segregated by the Fund in cash or liquid securities.

     There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund may not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. A Fund pays brokerage commissions or spreads in connection with its options transactions.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. In some circumstances, a Fund's ability to terminate OTC options may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC options transactions will not fulfill their obligations. The Funds intend to treat OTC options as not readily marketable and therefore subject to a Fund's limitation with respect to illiquid securities.

     Each Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. Each Fund may also enter into foreign currency transactions to hedge currency risks associated with the assets of the Fund denominated in foreign currencies or principally traded in foreign currencies. Each Fund may also enter into foreign currency transactions to hedge against currencies other than the U.S. dollar. A Fund may purchase or sell foreign currency contracts for forward delivery. To conduct the hedging discussed above, a Fund would generally enter into a forward contract to sell the foreign currency in which the investment is denominated in exchange for U.S. dollars or other currency in which the Advisors desire to protect the value of the Fund. A Fund may also purchase option rights for the purchase or sale of currencies or currency futures contracts or warrants which entitle the holder to the right to purchase or sell currencies or currency futures contracts or to receive payment of a difference, which is measured by the performance of currencies or currency futures contracts, provided that these option rights and warrants are admitted to official listing on an exchange.

     None of the Funds currently intend to engage in foreign currency transactions as an investment strategy. However, as discussed above, each Fund may enter into forward contracts to hedge against changes in foreign currency exchange rates that would affect the value of existing or anticipated investments denominated or principally traded in a foreign currency.


ADDITIONAL LIMITATIONS AND RISK FACTORS

     ASSET COVERAGE
     The Funds will comply with the segregation or coverage guidelines established by the SEC and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require the Fund to identify cash or liquid securities to the extent the Fund's obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is otherwise covered, the segregated assets must at all times equal or exceed the Funds' obligations with respect to these strategies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations. In addition, this may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

     For example, a call option written on securities may require a Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require a Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures contract, the Fund could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

     The use of options, futures and foreign currency contracts is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on a variety of factors including the Advisors' ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by a Fund in entering into futures contracts and written options thereon and forward currency contracts is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund in the event of default by the other party to the contract.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets and that may adversely affect the value of any options held by the Funds. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Except as set forth above under "Futures Contracts" and "Options on Futures Contracts", there is no limit on the percentage of the assets of the Funds that may be at risk with respect to futures contracts and related options or forward currency contracts. A Fund may not invest more than 25% of their total assets in purchased protective put options. The Funds' transactions in options, forward currency contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Funds as regulated investment companies for tax purposes. See the section entitled "Taxes." There can be no assurance that the use of these portfolio strategies will be successful.

     FOREIGN SECURITIES
     Investment in securities of foreign issuers involves different and additional investment risks than those affecting securities of U.S. domestic issuers.

     The value of a Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) currency exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Funds must be made in compliance with foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

     In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

     Since each Fund's investments in foreign securities involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. As discussed above, the Funds may engage in certain currency management strategies to hedge currency risks, though there can be no guarantee that these strategies will be successful.

     Certain of the risks associated with foreign investments are heightened for the Funds which invest in certain Asian countries. In some cases, political uncertainty and political corruption in such countries could threaten to reverse favorable trends toward market and economic reform, privatization and removal of trade barriers, and further disruptions in Asian securities markets could result. In addition, certain Asian countries have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, may have a disruptive and negative effect on foreign investors. For example, in 1997 the Thai Baht lost 46.75% of its value against the U.S. dollar. A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and other supranational organizations which impose strict repayment term schedules and require significant economic and financial restructuring. There can be no assurance that such restructurings or future restructurings, will not have an adverse effect on individual companies, or securities markets, in which the Funds are invested. The Funds may invest in Hong Kong, which reverted to Chinese administration in 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, and to the risk that the Hong Kong dollar will be devalued. The Advisors cannot predict the effects of a possible loss of investor confidence in the currency or stock market of Hong Kong, although they could be significant and adverse.


     EMERGING MARKETS
     An emerging market is commonly defined as one that experienced comparatively little industrialization or that has a relatively new stock market and a low level of quoted market capitalization.

     Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. Investments in developing and emerging markets may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (ii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iii) foreign taxation; (iv) the absence, until recently, of a capital market structure or market oriented economy as well as issuers without a long period of successful operations; (v) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries or their neighboring countries; and (vi) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability.

     The risks involved in making investments in securities of issuers in emerging markets have been underscored by recent events. For example, issuers in the Asia region have experienced currency volatility, political instability and economic declines in recent years. In response to these declines, Malaysia has enacted currency exchange controls, restricting the repatriation of assets for a period of one year. In the past, Russia declared a moratorium on repayment of its own debt, substantially devalued its currency and suspended the government- sponsored foreign exchange market for its currency.

     In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Some markets have been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions. The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     EURO RISKS
     On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002. Although it is impossible to predict the impact of the conversion to the euro on a Fund, the risks may include:
     - Changes in the relative strength and value of the US dollar or other major currencies;
     - Adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
     -    Unpredictable effects on trade and commerce generally.

     These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by a Fund.

     CURRENCY
     The Advisors attempt to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, this type of diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

     LIQUIDITY
     OTC derivative contracts are considered to be illiquid and generally carry greater liquidity risk than exchange-traded contracts.

     LEVERAGE
     Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain. Leverage risk may exist when a Fund purchases securities while it also has borrowed money.

     INTEREST RATES
     Interest rate risks apply to the Funds only to the extent they invest in fixed income securities. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Potential or anticipated changes in interest rates also may affect the value of fixed income securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

     CREDIT
     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Credit risk is only a risk for a Fund if it invests in fixed income securities or chooses to lend securities.

     Many fixed income securities receive credit ratings from services such as S & P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisors' credit assessment.

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement their investment strategies.

     RISKS ASSOCIATED WITH FUTURES, OPTIONS AND WARRANTS
     The successful use of futures, options and warrants depends on the ability of the Advisors to predict the direction of the market or, in the case of hedging transactions, the correlation between market movements and movements in the value of the Funds' assets, and is subject to various additional risks. The investment techniques and skills required to use futures, options and warrants successfully are different from those required to select equity securities for investment. The correlation between movements in the price of the futures contract, option or warrant and the price of the securities or financial instruments being hedged is imperfect and the risk from imperfect correlation increases, with respect to stock index futures, options and warrants, as the composition of a Fund's portfolio diverges from the composition of the index underlying such stock index futures, options or warrants. If a Fund has hedged portfolio securities by purchasing put options or selling futures contracts, the Fund could suffer a loss which is only partially offset or not offset at all by an increase in the value of the Fund's securities. As noted, a Fund may also enter into transactions in future contracts, options and warrants for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, a Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be volatile from time to time, which could increase the risk incurred by a Fund in entering into such transactions. The ability of a Fund to close out a future, option or warrant position depends on a liquid secondary market.

     As noted above, the Funds intend to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Funds.

     Although foreign currency exchange transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of a hedging strategy is highly uncertain.

     CORRELATION OF PRICE CHANGES
     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund's other investments.

     Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect securities prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A

     Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

OTHER INVESTMENTS AND INVESTMENT PRACTICES

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
     The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Fund until settlement takes place.

     At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Funds' total assets, less liabilities other than the obligations created by when-issued commitments. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     REPURCHASE AGREEMENTS
     Repurchase agreements may be entered into for the only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which the seller (the "Lender") of a security agrees to repurchase from the the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The always receives as collateral securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the in each agreement along with accrued interest. Payment for such securities is made for the only upon physical delivery or evidence of book-entry transfer to the account of , the 's Custodian. If the Lender defaults, the might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the if, as a result, more than 10% of the 's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.

     REVERSE REPURCHASE AGREEMENTS
     Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which the agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the . Proceeds of borrowings under reverse repurchase agreements are invested for the . This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the as well as the value of securities purchased with the proceeds will decline. In these circumstances, the 's entering into reverse repurchase agreements may have a negative impact on the ability to maintain the Funds' net asset value of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for the if, as a result, more than one- third of the market value of the 's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the 's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe. A segregated account with the Custodian is established and maintained for the with liquid assets in an amount at least equal to the 's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid, high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

     LENDING OF PORTFOLIO SECURITIES
     The Funds may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. A Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisors to be of good standing and when, in the judgment of the Advisors, the consideration that can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities.

     At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. Cash collateral may be invested in a money market fund managed by Investors Bank & Trust Company (or its affiliates) and Investors Bank & Trust Company may serve as the Funds' lending agent and may share in revenue received from securities lending transactions as compensation for this service.


     REAL ESTATE INVESTMENT TRUSTS ("REITS") (GLOBAL FINANCIAL SERVICES FUND
     ONLY)
     REITs pool investors' funds for investment primarily in income- producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

     REITs are like closed-end investment companies in that they are essentially holding companies that rely on professional managers to supervise their investments.

     PRIVATE EQUITY
     [TO BE DEFINED]

     INVESTMENT RATINGS
     The fixed income securities in which the Funds invest must be rated investment grade (in one of the four highest rating categories) by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. The Advisors determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating service. For example, Standard and Poor's assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisors' credit assessment that the security is comparable to investment grade. Securities rated BBB have speculative characteristics.

     EXCHANGE TRADED FUNDS
     Each Fund may be invested in shares of Exchange Traded Funds (ETFs). ETFs are mutual funds that trade like stocks.

     RISK MANAGEMENT
     Each Fund may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisors wish to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, they might cause the Funds to purchase futures contracts on long-term debt securities. Similarly, if the Advisors wish to decrease fixed income securities or purchase equities, they could cause a Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Because these risk management techniques involve leverage, they include the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves.

INVESTMENT OBJECTIVE AND POLICIES


A Fund's investment objective and its fundamental investment policies cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities".

A Fund's non-fundamental investment policies, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Whenever a Fund is requested to vote on a change in the fundamental investment policies, the Corporation will hold a meeting of Fund shareholders and will cast its votes as instructed by such Fund's shareholders.

Unless otherwise noted and except with respect to borrowing money, there will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken even if there is a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

FUNDAMENTAL INVESTMENT POLICIES

     GLOBAL FINANCIAL SERVICES FUND

     The Fund invests primarily in the equity securities of companies located in the US or abroad and operating in the financial services sector.

     GLOBAL BIOTECHNOLOGY FUND

     The Fund invests primarily in equity securities of companies located in the US or abroad and operating in the biotechnology industry.

     GLOBAL TECHNOLOGY FUND

     The Fund invests primarily in equity securities of technology companies of any size located in the US or abroad. Investments abroad will be primarily in developed countries, but may also include emerging market countries.

FUNDAMENTAL POLICIES (ALL FUNDS)
The Funds' investment programs are subject to a number of investment restrictions that reflect self-imposed standards as well as federal and state regulatory limitations. The investment restrictions recited below are matters of fundamental policy of each Fund and are in addition to those described in the Funds' Prospectuses, and may not be changed without the affirmative vote of a majority of outstanding shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Each Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. government and its agencies and instrumentalities are not considered an industry )and notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder;

2) Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer, except that the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder;

3) Borrow money, except as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 331/3% of the value of the total assets of the Fund at the time of such borrowing;

4)   Invest in real estate or mortgages on real estate;

5) Purchase or sell commodities or commodities contracts, provided that the Fund may invest in financial futures and options on such futures;

6) Act as an underwriter of securities within the meaning of the U.S. federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities. This restriction shall not limit the Fund's ability to invest in securities issued by one or more management investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder;

7) Issue senior securities; or make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements as described in this Registration Statement.

     The following investment restriction may be changed by a vote of the majority of the Board of Directors. The Fund will not:

     Invest more than 10% of the value of its net assets in illiquid securities (as defined under federal and state securities laws).

NON-FUNDAMENTAL INVESTMENT POLICIES

1. Up to 5% of the total assets of each Fund may be invested in shares of investment companies, provided these shares are offered to the public without limitation on the number of shares, the shareholders have the right to redeem their shares, and the investment companies have investment policies consistent with those of the Fund. Each Fund may not own more than 3% of the total outstanding voting stock of any other investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.

     Subject to the foregoing limitations, shares of another securities investment fund managed by the Advisors or by another investment advisor affiliated with the Advisors through a substantial direct or indirect interest may be purchased, subject to certain limitations, if the other investment fund according to its investment policies is specialized in a specific geographic area or economic sector. A Fund would not, however, pay a sales charge when investing in an investment company managed by the Advisors or their affiliates. In addition, no management or advisory fees would be paid by a Fund with respect to its assets which are invested in investment companies managed by the Advisor or their affiliates.

2. Acquire any illiquid investments, such as repurchase agreements with more than seven days to maturity, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

3.   Invest more than 10% of its net assets in unlisted securities and Notes;

4. Sell any security short, except to the extent permitted by the 1940 Act. Transactions in futures contracts and options shall not constitute selling securities short; or

5. Purchase securities on margin, but a Fund may obtain such short term credits as may be necessary for the clearance of transactions.

PORTFOLIO TURNOVER

     Although none of the Funds intend to invest for the purpose of seeking short-term profits, securities in the Funds may be sold whenever the Advisors believe it is appropriate to do so in light of the investment objective of the Fund without regard to the length of time a particular security may have been held. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year. The rate of portfolio turnover of each Fund may exceed that of certain other mutual funds with the same investment objective. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of a Fund tend to increase as the level of portfolio activity increases.

     The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions.

WHAT DO SHARES COST?

MARKET VALUES

     Each Fund computes its net asset value once daily on Monday through Friday as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, each Fund would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Fund's business days.

     Securities held by a Fund which are listed on foreign exchanges may be traded on days that the Fund does not value its securities, such as Saturdays and the customary US business holidays on which the New York Stock Exchange is closed. As a result, the net asset value of Fund Shares may be significantly affected on days when shareholders do not have access to a Fund.

     A Fund's net asset value per share fluctuates. The net asset value for shares of each class is determined by adding the interest of such class of shares in the market value of a Fund's total assets , subtracting the interest of such class of shares in the liabilities of such Fund and those attributable to such class of shares, and dividing the remainder by the total number of such class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. Values of assets in each Fund are determined on the basis of their market value or where market quotations are not available or are unreliable, in accordance with procedures established by and under the general supervision of the Directors, although the actual calculation may be done by others.

     Market values of portfolio securities are determined as follows:

     The fixed income portion of the Funds and portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or at the average of readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by a Fund's independent pricing service, such securities are priced in accordance with procedures established by and under the general supervision of the Directors although the actual calculation may be done by others, when this is appropriate. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

     The value of investments listed on a U.S. securities exchange, other than options on stock indexes, is based on the last sale prices on the exchange generally at 4:00 p.m. (U.S. Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchange. Securities listed on a foreign exchange considered by the Advisors to be a primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Advisors determine the listing exchange is not a primary market, are valued at the average of the quoted bid-and-asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

     Options on stock indexes traded on U.S. national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m. (U.S. Eastern time). Stock index futures and related options, which are traded on U.S. futures exchanges, are valued at their last sales price as of the close of such futures exchanges which is currently 4:15 p.m. (U.S. Eastern time). Options, futures contracts and warrants traded on a foreign stock exchange or on a foreign futures exchange are valued at the last price available before the time when the net assets are valued. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors of the Fund. Such procedures include the use of independent pricing services that use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Directors, although the actual calculation may be done by others.

     The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business. So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These "late day" agreements are intended to permit investors placing orders with third parties to place orders up to the same time as other investors.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (ICC Distributors, Inc.) offers Shares on a continuous, best-efforts basis. ICC Distributors, Inc. is a Delaware corporation organized in August 1995, and is the principal distributor for a number of investment companies. In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

SUBSCRIPTIONS

     Under normal circumstances, a Fund will sell Shares by check or wire transfer of funds, as described in the Prospectuses. Shareholders may opt to subscribe to a Fund in whole or in part by a contribution of readily available marketable securities to a Portfolio of a Fund.

SUPPLEMENTAL PAYMENTS

     Investment professionals who initiate and are responsible for purchases of $1 million or more may be paid fees out of the assets of the Distributor (but not out of Fund assets). Securities laws may require certain investment professionals such as depository institutions to register as dealers. The Distributor may pay dealers an amount up to 4.0% of the net asset value of Class B Shares and 1.0% of the net asset value of Class C Shares purchased by their clients or customers as an advance payment. These payments will be made directly by the Distributor from its assets, and will not be made from the assets of a Fund. Dealers may voluntarily waive receipt of all or any portion of these advance payments. The Distributor may pay all or a portion of the distribution fee discussed above to investment professionals that waive all or any portion of the advance payments.

DISTRIBUTION AND SERVICES PLANS

     Under a distribution and services plan adopted in accordance with Rule 12b-1 of the 1940 Act, Class A Shares, Class B Shares and Class C Shares are subject to a distribution plan (Distribution Plan), and to a service plan (Service Plan).

     Under the Distribution Plan, Class A Shares will pay a fee to the Distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of a Fund represented by Class A Shares. Class B Shares and Class C Shares will pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of a Fund represented by Class B Shares and Class C Shares. The Distributor uses these fees to finance any activity which is principally intended to result in the sale of Class A Shares, Class B Shares and Class C Shares of a Fund subject to the Distribution Plan. Because distribution fees to be paid by a Fund to the Distributor may not exceed an annual rate of 0.25% of Class A Shares and 0.75% of Class B Shares' and Class C Shares' average daily net assets, it will take the Distributor a number of years to recoup the expenses, including payments to other dealers, it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan. The Distribution Plan is a compensation-type plan. As such, a Fund makes no payments to the Distributor except as described above. Therefore, a Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from a Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from payments made by shares under the Distribution Plan.

     Under the Service Plan, each Fund pays to ICC Distributors, Inc. for the provision of certain services to the holders of Class B Shares and Class C Shares a fee computed at an annual rate of 0.25% of the average daily net assets of each such class of shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund, providing reports and other information to shareholders and investment professionals, and services related to the maintenance of shareholder accounts, and other services. ICC Distributors, Inc. determines the amounts to be paid to investment professionals, the schedules of such fees and the basis upon which such fees will be paid.

     Furthermore, with respect to Class A Shares, Class B Shares and Class C Shares, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial sales services, distribution related support services, or shareholder services.

REDEMPTION

     The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

         Under normal circumstances, the Fund will redeem Shares by check or by wire transfer of funds, as described in the Prospectuses. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders, the Fund will make payment of the redemption price in whole or in part by a distribution of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "What Do Shares Cost?," and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem

Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of a Fund or class shall have equal rights with each other share of that Fund or class with respect to the assets of the Corporation pertaining to that Fund or class. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to their class.

     Shareholders of a Fund are entitled to one vote for each full share held and to a fractional vote for fractional shares. Shareholders in each Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Directors determine that the matter to be voted upon affects only the interests of shareholders of a particular Fund or class of shares. The voting rights of shareholders are not cumulative. Shares have no preemptive or conversion rights (other than the automatic conversion of Class B Shares into Class A Shares as described in the Prospectuses) Shares are fully paid and nonassessable by the Corporation. It is the intention of the Corporation not to hold meetings of shareholders annually. The Directors of the Corporation may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or as may be permitted by the Articles of Incorporation or By-laws.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     The Corporation's Articles of Incorporation provide that the presence in person or by proxy of the holders of record of one-third of the shares outstanding and entitled to vote shall constitute a quorum at all meetings of shareholders of a Fund, except as otherwise required by applicable law. The Articles of Incorporation further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Corporation's Articles of Incorporation provide that, at any meeting of shareholders of a Fund or Class, a financial intermediary may vote any shares as to which that financial intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that financial intermediary is the agent of record. Any shares so voted by a financial intermediary are deemed represented at the meeting for purposes of quorum requirements.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

     Interests in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable. The Funds are not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its Directors, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in a Fund.

     The Funds are organized as series of an open-end investment company and are organized as a Maryland corporation. Each Fund currently invests its assets directly in securities. In the future, upon approval by a majority vote of the Board of Directors, each Fund may be reorganized into a master-feeder structure. Each Fund would then become a "feeder fund" investing all of its assets in a corresponding "Master Portfolio." Should the Directors approve the reorganization, each Fund and its Master Portfolio would have the same investment objective.

TAX INFORMATION

FEDERAL TAXES

     Each Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal, and possibly state and local, corporate income tax on its net income, and distributions to shareholders will be taxed as ordinary dividend income to the extent of each Fund's earnings and profits. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

     Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other Funds will be separate from those realized by the Fund.

     In order to qualify as a RIC, a Fund must meet certain income and asset requirements and must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income for each tax year, if any, to its shareholders.

     In addition, to avoid federal excise taxes, the Code requires that a Fund distribute to shareholders by December 31 of each year at least 98% of its taxable ordinary income earned during the calendar year and at least 98% of its capital gain net income earned during the 12 month period ending October 31; plus 100% of any undistributed amounts from the prior year. The Funds intend to make sufficient distributions to avoid these excise taxes, but can give no assurances that all taxes will be eliminated.

     Each Fund intends to distribute at least annually to its shareholders substantially all of its net investment income and realized net capital gains.

     The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     Because the Funds' income is expected to be derived primarily from investments in foreign rather than domestic U.S. securities, the Funds anticipate that no portion of their distributions will generally be eligible for the dividends-received deduction.


FOREIGN INVESTMENTS

     If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is uncertain. However, each Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     If a Fund invests in futures contracts, options, and certain other complex investments (including the stock of certain foreign corporations that may constitute Passive Foreign Investment Companies (PFIC)), the Fund may be subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, convert short-term capital losses into long-term capital losses, or otherwise affect the character or amount of a Fund's net income. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

     If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, it intends to qualify for certain Code stipulations that would allow the Fund to elect to pass-through the pro-rata share of foreign taxes paid by the Fund to shareholders, who may be able to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE TAXES

     Each Fund may be subject to state or local taxes in jurisdictions in which that Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders for state and local tax purposes might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors regarding state or local taxes affecting their investment in a Fund.

     By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs a Fund to do so.

TAX TREATMENT OF REINVESTMENTS

     Generally, a reinvestment of the proceeds of a redemption of shares in a Fund will not alter the federal income tax status of any capital gain realized on the redemption of the shares. However, any loss on the disposition of the shares in a Fund will be disallowed to the extent shares of the same Fund are purchased within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. Further, if the proceeds are reinvested within 90 days after the redeemed shares were acquired, the sales charge imposed on the original acquisition, to the extent of the reduction in the sales charge on the reinvestment, will not be taken into account in determining gain or loss on the disposition of the original shares, but will be treated instead as incurred in connection with the acquisition of the replacement shares and will be added to the tax basis of such shares..

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

OFFICERS AND BOARD OF DIRECTORS OF THE COMPANY

     The Directors of the Corporation and their executive officers are responsible for managing the Corporation's business affairs and for exercising all the Corporation powers except those reserved for the shareholders.

     The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

RICHARD R. BURT, Director (2/3/47)

IEP Advisors, LLP, 1275 Pennsylvania Avenue, NW, 10th Floor, Washington, DC 20004. Chairman, IEP Advisors, Inc.; Chairman of the Board, Weirton Steel Corporation; Member of the Board, Archer Daniels Midland Company (agribusiness operations), Hollinger International, Inc. (publishing), Homestake Mining (mining and exploration), HCL Technologies (information technology) and Anchor Technologies (gaming software and equipment); Director, Mitchell Hutchins family of funds (registered investment companies); and Member, Textron Corporation International Advisory Council. Formerly, Partner, McKinsey & Company (consulting), 1991-1994; U.S. Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, 1985-1989.

*RICHARD T. HALE, Director/President (7/17/45)

Managing Director, DB Alex. Brown LLC (formerly BT Alex. Brown Incorporated); Deutsche Asset Management Americas; Director and President, Investment Company Capital Corp. (registered investment advisor). Director and President, Deutsche Asset Management Mutual Funds (registered investment companies). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).

JOSEPH R. HARDIMAN, Director (5/27/37)

8 Bowen Mill Road, Baltimore, Maryland 21212. Private Equity Investor and Capital Markets Consultant; Director, Wit Capital Group (registered broker dealer), Corvis Corporation, (optical networks)The Nevis Fund (registered investment company), Brown Investment Advisory & Trust Company, and ISI Family of Funds (registered investment companies). Formerly, Director, Circon Corp. (medical instruments), November 1998-January 1999; President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated, (now DB Alex.Brown LLC), 1985-1987; General Partner,
Alex. Brown & Sons Incorporated (now DB Alex. Brown LLC), 1976-1985; Director, Flag Investors Emerging Growth Fund, Inc. and Flag Investors Short-Intermediate Income Fund, Inc. (registered investment companies).

LOUIS E. LEVY, Director (11/16/32)

26 Farmstead Road, Short Hills, New Jersey 07078. Director, Household International (banking and finance) and ISI Family of Funds (registered investment companies). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, 1992-1998; Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Director, Kimberly-Clark Corporation, retired 2000 and Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. McDONALD, Director (7/14/32)

Duke University, Investment Counsel, 2200 West Main Street, Suite 240, Durham, North Carolina, 27705. Executive Vice President, Investment Counsel, Duke University; Director, Victory Funds (registered investment companies);; Lead Director, National Commerce Bank Corporation (NCBC) (banking); and Chairman, Winston Hedged Equity Group. Formerly, Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking); Director, AMBAC Treasurers Trust (registered investment company), DP Mann Holdings (insurance) and ISI Family of Funds (registered investment companies); President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care).

REBECCA W. RIMEL, Director (4/10/51)

The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017. President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation); and Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management). Formerly, Executive Director, The Pew Charitable Trusts and Director, ISI Family of Funds (registered investment companies).

*TRUMAN T. SEMANS, Director  10/27/26)

Brown Investment Advisory & Trust Company, 19 South Street, Baltimore, MD 21202. Vice Chairman, Brown Investment Advisory & Trust Company (formerly, Alex.Brown Capital Advisory & Trust Company), Director and Chairman, Virginia Hot Springs, Inc. (property management), and Director of Argonex (biotechnology). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated
(now DB Alex.Brown LLC); Director,

Investment Company Capital Corp. (registered investment advisor) and Director, ISI Family of Funds (registered investment companies).

CARL W. VOGT, Esq., Director (4/20/36)

Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking), American Science & Engineering (x-ray detection equipment), and ISI Family of Funds (registered investment companies). Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); Interim President of Williams College and President, Flag Investors Family of Funds (registered investment companies).

ROBERT H. WADSWORTH, Director (1/29/40)

4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018. President, Investment Company Administration LLC, President, Trustee, Trust for Investment Managers (registered investment company) and President, Director, First Fund Distributors, Inc. (registered broker-dealer); Director, The Germany Fund, Inc., The New Germany Fund, Inc., The Central European Equity Fund, Inc., and Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies). Formerly, President, Guinness Flight Investment Funds, Inc. (registered investment companies).

AMY M. OLMERT, Secretary (5/14/63)

Director, Deutsche Asset Management; Certified Public Accountant. Formerly, Vice President, BT Alex. Brown Incorporated, (now DB Alex. Brown LLC), 1997-1999; Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1992-1997.



DANIEL O. HIRSCH, Assistant Secretary (3/27/54)

Director, Deutsche Asset Management. Formerly, Principal, BT Alex. Brown Incorporated, (now DB Alex. Brown), 1998-1999; Assistant General Counsel, United States Securities and Exchange Commission, 1993-1998.

CHARLES A. RIZZO, Treasurer (8/5/57)

Director, Deutsche Asset Management; Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now DB Alex. Brown LLC), 1998-1999; Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1993-1998.

------------------------------

* Messrs. Semans and Hale are directors who are "interested persons" as defined in the Investment Company Act.

Directors and officers of the Funds are also directors and officers of some or all of the other investment companies managed, advised, or administered by Investment Company Capital Corporation ("ICCC") or its affiliates. There are currently 25 funds in the Flag Investors Funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Semans serves as Chairman of six funds and as Director of 18 other funds in the Fund Complex. Mr. Hale serves as Chairman of three funds and as President of 22 other funds in the Fund Complex. Ms. Rimel and Messrs. Burt, Vogt, Levy, McDonald and Wadsworth serve as Directors of each fund in the Fund Complex. Mr. Hardiman serves a Director of each fund (except Flag Investors Emerging Growth Fund, Inc. and Flag Investors Short-Intermediate Income Fund, Inc.) in the Fund Complex. Mr. Rizzo serves as Treasurer, Ms. Olmert serves as Secretary and Mr. Hirsch serves as Assistant Secretary, of each of the funds in the Fund Complex.

The Corporation does not require employees, and none of the executive officers devotes full time to the affairs of the Corporation or receives any compensation from a Fund.

Some of the Directors of the Corporation are customers of, and have had normal brokerage transactions with, DB Alex. Brown LLC in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

Officers of the Corporation receive no direct remuneration in such capacity from the Corporation. Officers and Directors of the Corporation who are officers or directors of ICCC or its affiliates may be considered to have received remuneration indirectly. As compensation for his or her services, each Director who is not an "interested person" of the Corporation (as defined in the 1940
Act) (an "Independent Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

The following table shows the aggregate compensation payable to each of the Corporation's Directors by the Corporation and the Fund Complex, respectively, and pension or retirement benefits accrued as part of the Corporation's expenses for the Corporation's fiscal year ended August 31, 2000. As of March 28, 2000 the Corporation joined the Flag Fund Complex, as described below.

                                                                                                 AGGREGATE
                                                                            PENSION OR          COMPENSATION
                                                       AGGREGATE            RETIREMENT          PAYABLE FROM
                             NAME                     COMPENSATION           BENEFITS               THE
                                                      PAYABLE FROM           ACCRUED AS         CORPORATION,
                   POSITION WITH CORPORATION              THE              PART OF FUND         ANDTHE FUND
                                                      CORPORATION            EXPENSES             COMPLEX
-------------------------------------------------------------------------------------------------------------
RICHARD R. BURT (1)
DIRECTOR                                                                       (3)

JOSEPH R. HARDIMAN
DIRECTOR                                                                       (3)

LOUIS E. LEVY
DIRECTOR                                                                       (3)

EUGENE J. MCDONALD
DIRECTOR                                                                       (3)

REBECCA W. RIMEL                                                               (3)
DIRECTOR

TRUMAN T. SEMANS*
DIRECTOR                                                                       $0

RICHARD T. HALE*
DIRECTOR/ PRESIDENT                                                            $0

(since December 19, 2000)

CARL W. VOGT (4)                                                               (3)
DIRECTOR

ROBERT H. WADSWORTH (1)                                                        (3)
DIRECTOR

EDWARD SCHMULTS (2)                                                            N/A

WERNER WALBROEL (2)                                                            N/A

--------------------------
* Messrs. Hale and Semans are directors who are "interested persons" as defined in the Investment Company Act.
(1) Messrs. Burt and Wadsworth were trustees of the original Deutsche Funds and subsequently became directors of Flag Investors Funds, Inc.
(2) Mr. Walbroel resigned as Director effective March 22, 2000. Mr. Schmults completed his term as Director effective March 22, 2000.
(3) The Fund Complex has adopted a Retirement Plan for eligible Directors, as described below. The actuarially computed pension expense for the Funds for the year ended December 31, 1999 was approximately $1,189.
(4) Formerly, President of the Funds. Mr. Vogt was elected as Director for the Funds on December 19, 2000.


The Fund Complex has adopted a Retirement Plan for Directors who are not employees of the Corporation, a Corporation's Administrator or its respective affiliates (the "Directors Retirement Plan"). After completion of six years of service, each participant in the Directors Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Directors Retirement Plan is unfunded and unvested. Such fees are allocated to each fund in the Flag Fund Complex based upon the relative net assets of such fund to the Flag Fund Complex. As of December 31, 2000 Messrs. McDonald and Levy have qualified for, but have not received, benefits.

Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2000 are as follows: for Mr. McDonald, 8 years; for Mr. Levy, 6 years; for Ms. Rimel and Mr. Vogt, 5 years; for Mr. Hardiman, 2 years; and for Mr. Burt and Mr. Wadsworth, 1 year.

                        ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND COMPLEX UPON RETIREMENT
YEARS OF SERVICE               CHAIRMEN OF AUDIT AND EXECUTIVE COMMITTEES                       OTHER PARTICIPANTS
----------------        -----------------------------------------------------------------       ------------------
6 years                                             $4,900                                              $3,900

7 years                                             $9,800                                              $7,800

8 years                                            $14,700                                             $11,700

9 years                                            $19,600                                             $15,600

10 years or more                                   $24,500                                             $19,500

Any Director who receives fees from the Corporation is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Levy, McDonald, Burt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among various Flag Investors funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

CODES OF ETHICS

     The Board of Directors of the Corporation has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Corporation's Code permits access persons to engage in personal trading provided that the access persons comply with the provisions of the Advisors' Code of Ethics, as applicable, and requires that each of these Codes be approved by the Board of Directors. In addition, the Corporation's Code contains reporting requirements applicable to Independent Directors of the Corporation. ICCC has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code permits access persons to invest in securities that may be purchased or held by the Corporation for their own accounts, but requires compliance with the Code's preclearance requirements. In addition, the Code provides for trading "blackout periods" that prohibit trading by access persons within periods of trading by a Fund in the same security, subject to certain exceptions. The Code also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

     DWS has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. DWS's Code permits access persons to trade securities that may be purchased or held by the Funds but prohibits front-running, frequent buying and selling, and purchase of restricted list securities without prior approval. DWS's Code also requires prior approval for personal investments in initial public offerings and prohibits investments in private placements.

     ICC Distributors, Inc., is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.

     The Codes of the Corporation, the Advisor and Sub-Advisor are on public file with, and are available from , the SEC.

ADVISOR AND SUB-ADVISOR

     ICCC, the investment advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. DWS is the investment sub-advisor. ICCC also serves as investment advisor to other funds in the Flag Investors family of funds.

     Until recently, the Glass-Steagall Act and other applicable laws generally prohibited banks (including foreign banks having U.S. operations, such as Deutsche Bank) from engaging in the business of underwriting or distributing securities in the United States, and the Board of Governors of the Federal Reserve System interpreted these laws as prohibiting a bank holding company registered under the Federal Bank Holding Company Act (or a foreign bank subject to such Act's provisions) or certain subsidiaries thereof from sponsoring, organizing, or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as the Corporation, but not prohibiting a holding company (or such a foreign bank) or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. Recent changes in federal statutes and regulations concerning the permissible activities of banks or trust companies, and future judicial and administrative decisions and interpretations of the changes to federal statutes and regulations, will repeal most, if not all, of these prohibitions over the next year, when the changes take effect.

     Under the Advisory Agreement, ICCC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. ICCC has delegated this responsibility to DWS, provided that ICCC continues to supervise the performance of DWS and report thereon to the Corporation's Board of Directors. Any investment program undertaken by ICCC or DWS will at all times be subject to policies and control of the Corporation's Board of Directors. Neither ICCC nor DWS shall be liable to a Fund or its shareholders for any act or omission by ICCC or DWS or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICCC and DWS to the Funds are not exclusive and ICCC and DWS are free to render similar services to others.

     As compensation for its services to each of the Funds, ICCC is entitled to receive an annual fee based on such Funds' average daily net assets. This fee is calculated daily and paid monthly, according to the following schedule of annual rates:

     Average Daily Net Assets                     Fee



     As compensation for its services to each of the Funds, DWS is entitled to receive a fee from ICCC, payable from its advisory fee based on the Funds' average daily net assets. This fee is calculated daily and paid monthly, according to the following schedule of annual rates:

     Average Daily Net Assets                     Fee


     The Advisory Agreement and the Sub-Advisory Agreement will continue for an initial term of two years, and thereafter, from year to year if such continuance is specifically approved at least annually by the Corporation's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). The Fund or ICCC may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreement has similar termination provisions.

     ICCC also serves as the Corporation's transfer and dividend disbursing agent and provides accounting services to the Corporation. An affiliate of ICCC serves as the Corporation's custodian. (See "Custodian, Transfer Agent and Accounting Services.")

ADMINISTRATOR
     ICCC serves as Administrator of the Funds. The Administrative Services Appendix to the Master Services Agreement provides that the Administrator, in return for its fee, will (a) supervise and manage all aspects of each Fund's operations; (b) provide the Fund with such executive, administrative, clerical and bookkeeping services as are deemed advisable by the Corporation's Board of Directors; (c) provide each Fund with, or obtain for it, adequate office space and all necessary office equipment and services including all items for any offices as are deemed advisable by the Corporation's Board of Directors; (d) supervise the operations of the Coimpany's transfer and dividend disbursing agent; and (e) arrange, but not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and State Blue Sky authorities.

     Under the Administrative Services Appendix to the Master Services Agreement, the Funds pay ICCC an annual fee based on each Fund's average daily net assets. This fee is calculated and accrued daily and the amounts of the daily accruals are paid monthly, at the annual rate of 0.15% of the Fund's average daily net assets. The Administrator may from time to time voluntarily waive a portion of its administrative services fee.

     The Administrative Services Appendix to the Master Services Agreement may be terminated at any time, on waivable written notice within 60 days and without any penalty, by vote of the Fund's Board of Directors or by the Administrator. The agreement automatically terminates in the event of its assignment.

     The Administrative Services Appendix to the Master Services Agreement obligates the Administrator to exercise care and diligence and to act in good faith and to use its best efforts within reasonable limits in performing the services provided for under the agreement, but the Administrator is not liable for any act or omission which does not constitute willful misfeasance, bad faith or gross negligence on the part of the Administrator.


BROKERAGE TRANSACTIONS

DWS is responsible for decisions to buy and sell securities for the Funds, for broker-dealer selection and for negotiation of commission rates, subject to the supervision of ICCC. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between DWS and the broker-dealers. DWS may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its Advisor's affiliates and ICC Distributors.

In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. A Fund will not deal with affiliates of the Advisors in any transaction in which they act as a principal, except as may be permitted by law.

If affiliates of the Advisors are participating in an underwriting or selling group, the Funds may not buy portfolio securities from the group except in accordance with rules of the SEC. Each Fund believes that the limitation will not affect its ability to carry out its present investment objective.

DWS's primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, DWS may, in its discretion, effect transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by DWS to be beneficial to a Fund's investment program. Certain research services furnished by broker-dealers also may be useful to DWS with clients other than the Funds. Similarly, any research services received by DWS through placement of portfolio transactions of other clients may be of value to DWS in fulfilling its obligations to the Funds. Although DWS's policies and procedures may not produce mathematical precision in the allocation of the costs of these services with respect to individual purchases and sales of securities to each account, its policies are reasonably intended to produce fairness over time such that each account will bear its proportionate share of costs to pay for such research services and benefits, consistent with DWS's duty to seek best execution and best price obtainable under the circumstances in light of DWS's overall responsibilities for all accounts under its management. In over-the-counter transactions, DWS will not pay any commission or other remuneration for research services. Subject to periodic review by the Corporation's Board of Directors, DWS is also authorized to pay broker-dealers other than affiliates of the Advisors higher commissions than another broker might have charged on brokerage transactions for a Fund for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Funds will be reviewed periodically by the Board. The foregoing policy under which a Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

Subject to the above considerations, the Board of Directors has authorized the Funds to effect portfolio transactions through affiliates of the Advisors. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which requires that the commissions paid affiliates of the Advisors must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICCC and DWS to furnish reports and to maintain records in connection with such reviews.

Each Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year.


CAPITAL STOCK

Under the Corporation's Articles of Incorporation, the Corporation is authorized to issue ___ million Shares of common stock, par value of $.001 per share. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

The Corporation's Articles of Incorporation provide for the establishment of separate series or separate classes of Shares by the Directors at any time without shareholder approval. The Corporation currently has five series and the Board has designated various classes of shares for each series. This Statement of Additional Information describes: Global Financial Services Fund Class A, B,C and Institutional Shares, Global Biotechnology Fund Class A, B,C and Institutional Shares and Global Technology Fund Class A, B,C and Institutional Shares. In the event separate series or classes are established, all Shares of the Corporation, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. Each such series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, each series would be treated as a separate entity. Generally, each class of Shares issued by a particular series would be identical to every other class and expenses of the Corporation (other than 12b-1 and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively would be voted on by the holders of such class.

Shareholders of the Corporation do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Corporation. In such event, the remaining holders cannot elect any members of the Board of Directors of the Corporation.

There are no preemptive, conversion or exchange rights applicable to any of the Shares. The Corporation's issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Corporation, each Share is entitled to its portion of the Corporation's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

As used in this Statement of Additional Information the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at the meeting if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.



CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

Investors Bank & Trust Company ("IBT Co.") is custodian for the securities and cash of each Funds' assets. Foreign instruments purchased by the Funds are held by various sub-custodial arrangements employed by IBT Co. Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202, has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Corporation pays ICCC up to $16.068 per account per year, plus reimbursement for out-of-pocket expenses incurred in connection therewith.

ICCC also provides certain accounting services to the Corporation. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

         AVERAGE DAILY NET ASSETS                     INCREMENTAL ANNUAL ACCOUNTING FEE
              0 - $10,000,000                            $25,000 (fixed fee)
              $10,000,000   -  $25,000,000                          0.080%
              $25,000,000   -  $50,000,000                          0.060%
              $50,000,000   -  $75,000,000                          0.040%
              $75,000,000   -  $100,000,000                         0.035%
              $100,000,000  -  $500,000,000                         0.017%
              $500,000,000  - $1,000,000,000                        0.006%
              over $1,000,000,000                                   0.002%


In addition, the Corporation will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's performance of its services under the Master Services Agreement: express delivery service, independent pricing and storage.

SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

The Fund furnishes shareholders with semi-annual reports and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Corporation's independent accountants.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP , 250 West Pratt Street, Baltimore, Maryland 21201, serves as independent accountants to the Corporation.


LEGAL MATTERS

Morgan, Lewis & Bockius LLP serves as counsel to the Corporation.

PERFORMANCE INFORMATION

     For purposes of quoting and comparing the performance of the Funds to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return rather than in terms of yield. The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

     P(1 + T)n = ERV

     Where: P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years (1, 5 or 10)

     ERV = ending redeemable value at the end of the 1-, 5- or 10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to use or submission of the advertising for publication, and will cover one-, five-, and ten-year periods or a shorter period dating from the effectiveness of the Corporation's registration statement or the date a Fund began operations (or the later commencement of operations of a series or class).

     Each Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper, Inc., CDA Investment Technologies Inc., Morningstar Inc., or SEI Corporation or with the performance of the Consumer Price Index, the Standard and Poor's 400 Mid-Cap Stock Index and other market indices such as NASDAQ and the Wilshire 5000, the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. For this alternative computation, a Fund assumes that the $10,000 invested in Shares is net of all sales charges. Each Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                   APPENDIX A

STANDARD & POOR'S

LONG-TERM DEBT RATING DEFINITIONS
AAA--The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--A very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--A strong capacity to pay interest and repay principal although somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Less near-term vulnerability to default than other speculative issues. However, faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--A greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--A currently identifiable vulnerability to default, and dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, not likely to have the capacity to pay interest and repay principal. Also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--Typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. May be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--Indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE

LONG-TERM BOND RATING DEFINITIONS
Aaa--Judged to be of the best quality. Carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Judged to be of high quality by all standards. Together with the Aaa group, comprise what are generally known as high-grade bonds. Rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Considered as medium-grade obligations, (i.e., neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Judged to have speculative elements; future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--The lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS
P-1--A superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--A strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--High quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS
AAA--Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--Other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--Other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--Other outstanding debt rated A by S&P or Moody's.

OTHER CONSIDERATIONS
Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

                                    ADDRESSES

GLOBAL FINANCIAL SERVICES FUND
GLOBAL BIOTECHNOLOGY FUND
GLOBAL TECHNOLOGY FUND
One South Street
Baltimore, Maryland 21202

INVESTMENT ADVISOR
Investment Company Capital Corp.
One South Street
Baltimore, Maryland 21202

INVESTMENT SUB-ADVISOR
DWS International Portfolio Management GmbH
Grueneburgweg 113-115
60323 Frankfurt am Main, Germany

DISTRIBUTOR
ICC Distributors, Inc.
2 Portland Square
Portland, Maine 04101

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Investment Company Capital Corp.
One South Street
Baltimore, Maryland 21202

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
250 W. Pratt Street
Baltimore, Maryland 21201

PART C.   OTHER INFORMATION.


ITEM 23.  EXHIBITS:

        (a)(i) Registrant's Articles of Incorporation, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on March 31, 2000.

        (a)(ii) Registrant's Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on November 2, 1998.

        (a)(iii) Registrant's Articles Supplementary, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on November 2, 1998.

        (a)(iv) Registrant's Articles of Amendment Certificate of Correction, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on November 2, 1998.

        (a)(v) Registrant's Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on December 30, 1999.

        (a)(vi) Registrant's Articles Supplementary;+

        (b)(i) Registrant's By-Laws, incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on May 23, 1997.

        (b)(ii) Registrant's Amendment #1 to the By-Laws, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File Nos.333-7008 and 811-8227) filed with the Securities and Exchange Commission vai EDGAR on March 31, 2000.

        (c) Registrant's Specimen Certificate for shares of common, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on September 1, 1998.

        (d)(i) Investment Advisory Agreement between Investment Company Capital Corp. and Registrant; +

        (d)(ii) Investment Sub-Advisory Agreement by and among Registrant, Investment Company Capital Corp. and DWS International Portfolio Management GmbH; +

        (e)(i) Registrant's Distributor's Contract including Exhibits A and B thereto, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on April 13, 1998.

        (e)(ii) Registrant's Exhibit C to the Distributor's Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-7008 and 811-8227) filed with the Securities and Exchange Commission via EDGAR on November 2, 1998.

        (e)(iii) Registrant's Form of Appendix to the Distribution Agreement; +

        (e)(iv) Conformed copy of Mutual Funds Sales and Service Agreement; (1)

        (f)     Not applicable;

        (g)(i) Custodian Agreement between Registrant and Investors Bank and Trust Company; +.

        (h)(i)  Conformed Copy of Master Services Agreement; (3)

        (h)(ii) Appendix to the Master Services Agreement between Investment Company Capital Corporation and the Registrant; +

        (h)(iii) Letter Agreement between Registrant and Investment Company Capital Corp.; +

        (h)(iv) Conformed Copy of Master License Agreement; (3)

        (h)(v)  Appendix to Master License Agreement; +

        (h)(vi) Expense Limitation Agreement among Registrant, Investment Company Capital Corp. and DWS International Portfolio Management GmbH; +

        (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; +

        (j)     Conformed copy of consent of Independent Accountants; +

        (k)     Not applicable;

        (l) Copy of investment representation letters from initial shareholders; (2)

        (m)(i)  Conformed copy of Distribution and Services Plan; +

        (n)     Conformed copy of Amended and Restated Multiple Class Plan; +

        (o)     Conformed copy of Powers of Attorney. (3)

        (p)     Codes of Ethics

        (p)(i)  Code of Ethics of Registrant; (3)

        (p)(ii) DWS International
                Portfolio Management; (3)

        (p)(iv) Deutsche Asset Management; (3)
--------------------------------------------
+All exhibits will be  filed by amendment

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on April 13, 1998. (File Nos. 333-7008 and 811-8227)

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 6 on Form N-1A filed on September 23, 1997. (File Nos. 333-7008 and 811-8227)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on December 29, 2000. (File Nos. 333-7008 and 811-8227)


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

       None


ITEM 25.    INDEMNIFICATION:

Reference is made to Article EIGHT of Registrant's Articles of Amendment and Restatement.

Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     During the last two fiscal years, no director or officer of Investment Company Capital Corp. ("ICCC"), the Fund's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

     During the last two fiscal years, no director or officer of DWS International Portfolio Management GmbH ("DWS"), the Fund's investment sub-advisor, has engaged in any other business, profession, vocation, or employment of a substantial nature other than that of the business of investment management and through affiliates, investment banking.

ITEM 27.    PRINCIPAL UNDERWRITERS:

     (a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies:
BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc.(formerly known as Flag Investors International Fund, Inc.), Flag Investors Funds, Inc. (formerly known as Deutsche Funds, Inc.), Flag Investors Portfolios Trust (formerly known as Deutsche Portfolios), Morgan Grenfell Investment Trust, Glenmede Fund, Inc. and Glenmede Portfolios.

(b)

Name and Principal                  Position and Offices with                   Position and Offices
Business Address*                   Principal Underwriters                      with Registrant
John Y. Keffer                      President                                   None
Ronald H. Hirsch                    Treasurer                                   None
Nanette K. Chern                    Chief Compliance Officer                    None
David I. Goldstein                  Secretary                                   None
Benjamin L. Niles                   Vice President                              None
Frederick Skillin                   Assistant Treasurer                         None
Marc D. Keffer                      Assistant Secretary                         None

--------------
*        Two Portland Square
         Portland, Maine  04101

(c)  Not applicable

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Flag Investors Funds, Inc.                      One South Street
                                                Baltimore, MD 21202

ICC Distributors, Inc.                          Two Portland Square
(Distributor)                                   Portland, ME 04101

Investment Company Capital Corp.                One South Street
(Advisor, Transfer Agent, Administrator,        Baltimore, MD 21202
Dividend Disbursing Agent and
Accounting Services Provider)

Investors Bank & Trust Co.                      200 Clarendon Street
(Custodian)                                     Boston, MA  02116

ITEM 29.    MANAGEMENT SERVICES:

            Not applicable

ITEM 30.    UNDERTAKINGS:

SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, FLAG INVESTORS FUNDS, INC., has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, on the 12th day of January, 2001.

FLAG INVESTORS FUNDS, INC.

                                       By: /s/ Richard T. Hale*
                                           --------------------
                                           Richard T. Hale, President/Director

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

Name                            Title                     Date
--------------------------------------------------------------
*/s/ Truman T. Semans           Chairman and Director     January 12, 2001
---------------------
Truman T. Semans

*/s/ Richard R. Burt            Director                  January 12, 2001
--------------------
Richard R. Burt

* /s/ Richard T. Hale           Director                  January 12, 2001
---------------------
Richard T. Hale

*/s/ Joseph R. Hardiman         Director                  January 12, 2001
-----------------------
Joseph R. Hardiman

*/s/ Louis E. Levy              Director                  January 12, 2001
------------------
Louis E. Levy

*/s/ Eugene J. Mcdonald         Director                  January 12, 2001
-----------------------
Eugene J. Mcdonald

*/s/ Rebecca W. Rimel           Director                  January 12, 2001
---------------------
Rebecca W. Rimel

*/s/ Robert H. Wadsworth        Director                  January 12, 2001
------------------------
Robert H. Wadsworth

*/s/ Carl W. Vogt, Esq.         Director                  January 12, 2001
-----------------------
Carl W. Vogt, Esq.

 */s/ Richard T. Hale           President                 January 12, 2001
 --------------------
 Richard T. Hale

 */s/ Charles A. Rizzo          Chief Financial and       January 12, 2001
 ---------------------
 Charles A. Rizzo               Accounting Officer


By:  /s/ Daniel O. Hirsch
         ----------------
         Daniel O. Hirsch, Attorney-In-Fact               January 12, 2001

* By Power of Attorney

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of FLAG INVESTORS FUNDS, INC. on behalf of the Fund's President pursuant to a properly executed power of attorney.


RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of FLAG INVESTORS FUNDS, INC. on behalf of the Fund's Chief Financial Officer pursuant to a properly executed power of attorney.